Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	0001091439
Amendment Flag	false
Document Creation Date	Apr 25, 2012
Document Effective Date	Apr 30, 2012
Prospectus Date	Apr 30, 2012

AZL Allianz AGIC Opportunity Fund
Fund Summaries AZL®Allianz AGIC Opportunity Fund
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL Allianz AGIC Opportunity Fund
Management Fee	0.85%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.19%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Allianz AGIC Opportunity Fund	121	378	654	1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion at the time of investment.

The subadviser’s investment process focuses on bottom-up, fundamental analysis. The subadviser considers “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the subadviser will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. Through extensive, in-depth proprietary research, the subadviser searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The subadviser generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications, and quantitative data. Once a potential investment is identified, the subadviser conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The subadviser may interview company management, competitors and other industry experts to gauge the company’s business model, future prospects, and financial outlook. For new investments, the subadviser generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the subadviser may trim positions in industries that become significantly overweight relative to the Fund’s benchmark. The subadviser seeks to diversify the portfolio among different industries.

The Fund may invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may utilize foreign currency exchange contracts, options, and other derivative instruments (for example, forward currency exchange contracts and stock index future contracts).
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk   The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk   The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk   Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Growth Stocks Risk   Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Capitalization Risk   Investing in small- and micro-cap companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Initial Public Offerings Risk   Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized. The trading market for these securities may be limited.
  Liquidity Risk   An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.
  Foreign Risk   Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Currency Risk   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q2, 2009) 33.97% Lowest (Q4, 2008) -29.67%
Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011
			Since Inception	Inception Date
AZL Allianz AGIC Opportunity Fund	(11.54%)	(0.90%)	4.88%	May 1, 2002
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes) AZL Allianz AGIC Opportunity Fund	(2.91%)	2.09%	5.11%	May 1, 2002

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Allianz AGIC Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL®Allianz AGIC Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion at the time of investment.

The subadviser’s investment process focuses on bottom-up, fundamental analysis. The subadviser considers “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the subadviser will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. Through extensive, in-depth proprietary research, the subadviser searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The subadviser generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications, and quantitative data. Once a potential investment is identified, the subadviser conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The subadviser may interview company management, competitors and other industry experts to gauge the company’s business model, future prospects, and financial outlook. For new investments, the subadviser generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the subadviser may trim positions in industries that become significantly overweight relative to the Fund’s benchmark. The subadviser seeks to diversify the portfolio among different industries.

		The Fund may invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may utilize foreign currency exchange contracts, options, and other derivative instruments (for example, forward currency exchange contracts and stock index future contracts).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk   The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk   The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk   Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Growth Stocks Risk   Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Capitalization Risk   Investing in small- and micro-cap companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Initial Public Offerings Risk   Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized. The trading market for these securities may be limited.
  Liquidity Risk   An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.
  Foreign Risk   Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Currency Risk   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q2, 2009) 33.97% Lowest (Q4, 2008) -29.67%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Allianz AGIC Opportunity Fund | AZL Allianz AGIC Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
2003	rr_AnnualReturn2003	62.03%
2004	rr_AnnualReturn2004	7.76%
2005	rr_AnnualReturn2005	5.08%
2006	rr_AnnualReturn2006	11.68%
2007	rr_AnnualReturn2007	8.89%
2008	rr_AnnualReturn2008	(47.15%)
2009	rr_AnnualReturn2009	58.11%
2010	rr_AnnualReturn2010	18.78%
2011	rr_AnnualReturn2011	(11.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.67%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(11.54%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(0.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes) | AZL Allianz AGIC Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(2.91%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002

AZL BlackRock Capital Appreciation Fund
Fund Summaries AZL® BlackRock Capital Appreciation Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL BlackRock Capital Appreciation Fund
Management Fee	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.13%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL BlackRock Capital Appreciation Fund	115	359	622	1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock. The Fund generally invests in mid- and large-size companies.

The Fund seeks to invest in fundamentally sound companies that, in the subadviser’s opinion, have strong management, superior earnings growth prospects, and attractive relative valuations. The disciplined investment process uses bottom-up stock selection as the primary driver of returns. The Fund emphasizes large companies that exhibit stable growth and accelerating earnings.

While the Fund generally invests across a broad range of industries, the subadviser may favor companies in those industries that appear to offer higher potential for long-term growth.

Although the subadviser does not expect to make such investments as a matter of course, the Fund is permitted to invest up to 20% of total assets in other securities, such as, bonds and small-size company stocks.

The Fund generally will sell a stock when, in the subadviser’s opinion, the stock reaches its price target, or when the company’s future growth prospects deteriorate, the company becomes unable to sustain earnings momentum, the stock’s valuation becomes less attractive, a significant price change occurs, or when the subadviser identifies more compelling investment opportunities elsewhere.

The Fund may, but is not required to, use derivatives by buying or selling options or futures on a security or an index of securities. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole by hedging, but the subadviser may also use derivatives to maintain liquidity and commit cash pending investment. The subadviser also may use derivatives for speculation to increase returns, but under normal market conditions generally does not expect to do so.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Growth Stocks Risk Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Leveraging Risk The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Credit Risk The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Convertible Securities Risk The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Interest Rate Risk Debt securities held by the Fund may decline in value due to rising interest rates.
  Derivatives Risk Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2009) 16.20% Lowest (Q4, 2008) -19.81%
Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011
			Since Inception	Inception Date
AZL BlackRock Capital Appreciation Fund	(9.11%)	0.70%	3.66%	Apr 29, 2005
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes) AZL BlackRock Capital Appreciation Fund	2.64%	2.50%	5.11%	Apr 29, 2005

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL BlackRock Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® BlackRock Capital Appreciation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock. The Fund generally invests in mid- and large-size companies.

The Fund seeks to invest in fundamentally sound companies that, in the subadviser’s opinion, have strong management, superior earnings growth prospects, and attractive relative valuations. The disciplined investment process uses bottom-up stock selection as the primary driver of returns. The Fund emphasizes large companies that exhibit stable growth and accelerating earnings.

While the Fund generally invests across a broad range of industries, the subadviser may favor companies in those industries that appear to offer higher potential for long-term growth.

Although the subadviser does not expect to make such investments as a matter of course, the Fund is permitted to invest up to 20% of total assets in other securities, such as, bonds and small-size company stocks.

The Fund generally will sell a stock when, in the subadviser’s opinion, the stock reaches its price target, or when the company’s future growth prospects deteriorate, the company becomes unable to sustain earnings momentum, the stock’s valuation becomes less attractive, a significant price change occurs, or when the subadviser identifies more compelling investment opportunities elsewhere.

		The Fund may, but is not required to, use derivatives by buying or selling options or futures on a security or an index of securities. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole by hedging, but the subadviser may also use derivatives to maintain liquidity and commit cash pending investment. The subadviser also may use derivatives for speculation to increase returns, but under normal market conditions generally does not expect to do so.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Growth Stocks Risk Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Leveraging Risk The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Credit Risk The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Convertible Securities Risk The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Interest Rate Risk Debt securities held by the Fund may decline in value due to rising interest rates.
  Derivatives Risk Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2009) 16.20% Lowest (Q4, 2008) -19.81%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL BlackRock Capital Appreciation Fund | AZL BlackRock Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
2006	rr_AnnualReturn2006	1.57%
2007	rr_AnnualReturn2007	10.92%
2008	rr_AnnualReturn2008	(36.37%)
2009	rr_AnnualReturn2009	35.46%
2010	rr_AnnualReturn2010	19.20%
2011	rr_AnnualReturn2011	(9.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.81%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(9.11%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	0.70%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes) | AZL BlackRock Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.64%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005

AZL BlackRock Global Allocation Fund
Fund Summaries AZL®BlackRock Global Allocation Fund
Investment Objective
The Fund seeks high total investment return.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL BlackRock Global Allocation Fund
Management Fee		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.19%
Total Annual Fund Operating Expenses		1.19%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
AZL BlackRock Global Allocation Fund	121	378

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The portfolio turnover rate is not presented because the Fund had not commenced prior to the current fiscal year.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund's portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that the Fund's subadviser believes are undervalued. The Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including by way of example, securities issued or guaranteed by the U.S. Government or its agencies or its instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, mortgage-backed or other asset-backed securities, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, loan assignments and loan participations. The Fund may invest up to 35% of its total assets in "junk bonds," corporate loans and distressed securities. The Fund may also invest in real estate investment trusts ("REITs").

When choosing investments, the subadviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where it may invest. This flexibility allows the subadviser to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Fund's objective. The Fund may invest in the securities of companies of any market capitalization.

Generally, the Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Fund may emphasize foreign securities when the subadviser expects these investments to outperform U.S. securities. When choosing investment markets, the subadviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund's investment strategy. The Fund will also invest in non-U.S. currencies. The Fund may underweight or overweight a currency based on the subadviser's outlook.

Under normal circumstances, the Fund will allocate a substantial amount (approximately 40% or more - unless market conditions are not deemed favorable by the subadviser, in which case the Fund would invest at least 30%) - of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States, or have at least 50% of their sales or assets outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in AZL Cayman Global Allocation Fund I, Ltd. (the "Subsidiary"), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Credit Risk The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
  Commodities-Related Investments Risk Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.
  Convertible Securities Risk The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Currency Risk Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Distressed Securities Risk Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Distressed securities involve the substantial risk that principal will not be repaid and may present a substantial risk of default or may be in default at the time of investment.
  Interest Rate Risk Debt securities held by the Fund may decline in value due to rising interest rates.
  Security Quality Risk The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high yield risk" or "junk bond risk."
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Initial Public Offerings Risk Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized. The trading market for these securities may be limited.
  ETF and Investment Company Risk Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.
  Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Sovereign Debt Risk Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
  Real Estate Investments Risk The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  Derivatives Risk Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Subsidiary Risk By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act.

Performance Information
Performance information is not presented because the Fund has not had a full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL BlackRock Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL®BlackRock Global Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total investment return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The portfolio turnover rate is not presented because the Fund had not commenced prior to the current fiscal year.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund's portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that the Fund's subadviser believes are undervalued. The Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including by way of example, securities issued or guaranteed by the U.S. Government or its agencies or its instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, mortgage-backed or other asset-backed securities, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, loan assignments and loan participations. The Fund may invest up to 35% of its total assets in "junk bonds," corporate loans and distressed securities. The Fund may also invest in real estate investment trusts ("REITs").

When choosing investments, the subadviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where it may invest. This flexibility allows the subadviser to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Fund's objective. The Fund may invest in the securities of companies of any market capitalization.

Generally, the Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Fund may emphasize foreign securities when the subadviser expects these investments to outperform U.S. securities. When choosing investment markets, the subadviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund's investment strategy. The Fund will also invest in non-U.S. currencies. The Fund may underweight or overweight a currency based on the subadviser's outlook.

Under normal circumstances, the Fund will allocate a substantial amount (approximately 40% or more - unless market conditions are not deemed favorable by the subadviser, in which case the Fund would invest at least 30%) - of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States, or have at least 50% of their sales or assets outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in AZL Cayman Global Allocation Fund I, Ltd. (the "Subsidiary"), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Credit Risk The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
  Commodities-Related Investments Risk Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.
  Convertible Securities Risk The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Currency Risk Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Distressed Securities Risk Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Distressed securities involve the substantial risk that principal will not be repaid and may present a substantial risk of default or may be in default at the time of investment.
  Interest Rate Risk Debt securities held by the Fund may decline in value due to rising interest rates.
  Security Quality Risk The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high yield risk" or "junk bond risk."
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Initial Public Offerings Risk Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized. The trading market for these securities may be limited.
  ETF and Investment Company Risk Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.
  Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Sovereign Debt Risk Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
  Real Estate Investments Risk The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  Derivatives Risk Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Subsidiary Risk By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not presented because the Fund has not had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not presented because the Fund has not had a full calendar year of operations.
AZL BlackRock Global Allocation Fund | AZL BlackRock Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

AZL Columbia Mid Cap Value Fund
Fund Summaries AZL® Columbia Mid Cap Value Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Columbia Mid Cap Value Fund
Management Fee		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.08%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.09%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Columbia Mid Cap Value Fund	111	347	601	1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the Fund’s subadviser believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Fund’s subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Fund’s subadviser considers, among other factors:
  Businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.
  Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Fund’s subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.
  A company’s current operating margins relative to its historic range and future potential.
  Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.
The Fund’s subadviser may sell a security when the security’s price reaches a target set by the subadviser, if the subadviser believes that there has been deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Value Stocks Risk Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Selection Risk Because this fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Real Estate Investments Risk The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2009) 20.85% Lowest (Q4, 2008) -35.44%
Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011
			Since Inception	Inception Date
AZL Columbia Mid Cap Value Fund	(3.57%)	(4.90%)	(4.05%)	May 1, 2006
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes) AZL Columbia Mid Cap Value Fund	(1.38%)	0.04%	1.88%	May 1, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Columbia Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Columbia Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the Fund’s subadviser believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Fund’s subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Fund’s subadviser considers, among other factors:
  Businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.
  Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Fund’s subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.
  A company’s current operating margins relative to its historic range and future potential.
  Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.
		The Fund’s subadviser may sell a security when the security’s price reaches a target set by the subadviser, if the subadviser believes that there has been deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Value Stocks Risk Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Selection Risk Because this fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Real Estate Investments Risk The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2009) 20.85% Lowest (Q4, 2008) -35.44%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Columbia Mid Cap Value Fund | AZL Columbia Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
2007	rr_AnnualReturn2007	3.85%
2008	rr_AnnualReturn2008	(52.15%)
2009	rr_AnnualReturn2009	32.30%
2010	rr_AnnualReturn2010	22.66%
2011	rr_AnnualReturn2011	(3.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.44%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(3.57%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(4.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes) | AZL Columbia Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(1.38%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	0.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

AZL Columbia Small Cap Value Fund
Fund Summaries AZL® Columbia Small Cap Value Fund, Class 2
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL Columbia Small Cap Value Fund Class 2
Management Fee	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.25%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Columbia Small Cap Value Fund Class 2	127	397	686	1,511

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index® at the time of purchase that the Fund’s subadviser believes are undervalued. The Fund may invest up to 20% of total assets in foreign securities.

The Fund’s subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Fund’s subadviser considers, among other factors:

  Businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.
  Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Fund’s subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.
  A company’s current operating margins relative to its historic range and future potential.
  Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.
The Fund’s subadviser may sell a security when the security’s price reaches a target set by the subadviser, if the subadviser believes that there has been deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Capitalization Risk  Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2009) 20.52% Lowest (Q4, 2008) -23.24%
Average Annual Total Returns
Average Annual Total Returns AZL Columbia Small Cap Value Fund	One Year Ended December 31, 2011	Five Years Ended December 31, 2011
			Since Inception	Inception Date
AZL Columbia Small Cap Value Fund Class 2	(6.21%)	(1.70%)	3.58%	May 3, 2004
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	(5.50%)	(1.87%)	4.55%	May 3, 2004

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Columbia Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Columbia Small Cap Value Fund, Class 2
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index® at the time of purchase that the Fund’s subadviser believes are undervalued. The Fund may invest up to 20% of total assets in foreign securities.

The Fund’s subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Fund’s subadviser considers, among other factors:

  Businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.
  Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Fund’s subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.
  A company’s current operating margins relative to its historic range and future potential.
  Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.
		The Fund’s subadviser may sell a security when the security’s price reaches a target set by the subadviser, if the subadviser believes that there has been deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Capitalization Risk  Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2009) 20.52% Lowest (Q4, 2008) -23.24%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Columbia Small Cap Value Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
2005	rr_AnnualReturn2005	3.39%
2006	rr_AnnualReturn2006	13.40%
2007	rr_AnnualReturn2007	(8.24%)
2008	rr_AnnualReturn2008	(32.09%)
2009	rr_AnnualReturn2009	24.69%
2010	rr_AnnualReturn2010	25.93%
2011	rr_AnnualReturn2011	(6.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.24%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(6.21%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(1.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes) | AZL Columbia Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(5.50%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004

AZL Davis New York Venture Fund
Fund Summaries AZL® Davis New York Venture Fund, Class 2
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL Davis New York Venture Fund AZL Davis New York Venture Fund Class 2
Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.10%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Davis New York Venture Fund AZL Davis New York Venture Fund Class 2	112	350	606	1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The subadviser tries to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. The subadviser aims to invest in such businesses when they are trading at a discount to their intrinsic worth.

The subadviser selects companies with the intention of owning their stocks for the long term. The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities, and to invest in non-equity securities. The subadviser considers selling securities if it believes the stock’s market price exceeds the subadviser’s estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Headline Risk The value of a company’s securities may decline in value if the company is the subject of adverse media attention.
  Industry Sector Risk Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
  Currency Risk Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	20.68%
Lowest (Q4, 2008)	-25.23%

Average Annual Total Returns AZL Davis New York Venture Fund	One Year Ended December 31, 2011	Five Years Ended December 31, 2011	Ten Years Ended December 31, 2011

AZL Davis New York Venture Fund Class 2	(4.20%)	(2.59%)	1.74%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	3.89%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Davis New York Venture Fund, Class 2
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The subadviser tries to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. The subadviser aims to invest in such businesses when they are trading at a discount to their intrinsic worth.

		The subadviser selects companies with the intention of owning their stocks for the long term. The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities, and to invest in non-equity securities. The subadviser considers selling securities if it believes the stock’s market price exceeds the subadviser’s estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Headline Risk The value of a company’s securities may decline in value if the company is the subject of adverse media attention.
  Industry Sector Risk Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
  Currency Risk Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	20.68%
Lowest (Q4, 2008)	-25.23%

AZL Davis New York Venture Fund | AZL Davis New York Venture Fund Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
2002	rr_AnnualReturn2002	(24.18%)
2003	rr_AnnualReturn2003	29.43%
2004	rr_AnnualReturn2004	10.56%
2005	rr_AnnualReturn2005	9.68%
2006	rr_AnnualReturn2006	13.91%
2007	rr_AnnualReturn2007	4.15%
2008	rr_AnnualReturn2008	(40.50%)
2009	rr_AnnualReturn2009	31.83%
2010	rr_AnnualReturn2010	12.05%
2011	rr_AnnualReturn2011	(4.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.23%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(4.20%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(2.59%)
Ten Years Ended December 31, 2011	rr_AverageAnnualReturnYear10	1.74%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes) | AZL Davis New York Venture Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	0.39%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(2.64%)
Ten Years Ended December 31, 2011	rr_AverageAnnualReturnYear10	3.89%

AZL Dreyfus Research Growth Fund
Fund Summaries AZL® Dreyfus Research Growth Fund
Investment Objective
The Fund seeks long-term growth of capital and income.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL Dreyfus Research Growth Fund
Management Fee	0.77%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.10%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Dreyfus Research Growth Fund	112	350	606	1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
To pursue this goal, the Fund invests primarily in common stocks of large, well-established and mature companies. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks that are included in a widely recognized index of stock market performance. While a significant portion of these stocks normally would be expected to pay regular dividends, the Fund may invest in non-dividend paying companies if they offer better prospects for capital appreciation. The Fund defines large capitalization as companies with market capitalizations within the range of the Russell 1000 Growth Index, which is the large cap Russell index used by the Fund for comparative purposes. At times, the Fund may overweight or underweight certain industry sectors relative to its benchmark index. The Fund may also invest up to 30% of its total assets in foreign securities. The Fund will not invest more than 5% of its net assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade.

The subadviser manages the Fund using a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The subadviser uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection. The subadviser goes beyond Wall Street analysis and performs intensive qualitative and quantitative in-house research to determine whether companies meet its investment criteria.

The subadviser continually monitors the securities in the Fund’s portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. The subadviser also may sell a security if an event occurs that contradicts the subadviser’s rationale for owning it, such as a deterioration in the company’s financial fundamentals. In addition, the subadviser may sell a security if better investment opportunities emerge elsewhere. The subadviser also may liquidate a security if the subadviser changes the Fund’s industry or sector weightings.

The Fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
  Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Dividend Risk Stocks that are expected to pay dividends may pay lower dividends or no dividends at all.  Distributions on debt securities with variable or floating interest rates will vary with fluctuations in market interest rates.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to April 30, 2012, the Fund was named AZL Dreyfus Equity Growth Fund.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	16.65%
Lowest (Q4, 2008)	-24.68%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011	Ten Years Ended December 31, 2011

AZL Dreyfus Research Growth Fund	(3.20%)	0.36%	1.09%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes) AZL Dreyfus Research Growth Fund	2.64%	2.50%	2.60%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Dreyfus Research Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Dreyfus Research Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue this goal, the Fund invests primarily in common stocks of large, well-established and mature companies. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks that are included in a widely recognized index of stock market performance. While a significant portion of these stocks normally would be expected to pay regular dividends, the Fund may invest in non-dividend paying companies if they offer better prospects for capital appreciation. The Fund defines large capitalization as companies with market capitalizations within the range of the Russell 1000 Growth Index, which is the large cap Russell index used by the Fund for comparative purposes. At times, the Fund may overweight or underweight certain industry sectors relative to its benchmark index. The Fund may also invest up to 30% of its total assets in foreign securities. The Fund will not invest more than 5% of its net assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade.

The subadviser manages the Fund using a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The subadviser uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection. The subadviser goes beyond Wall Street analysis and performs intensive qualitative and quantitative in-house research to determine whether companies meet its investment criteria.

The subadviser continually monitors the securities in the Fund’s portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. The subadviser also may sell a security if an event occurs that contradicts the subadviser’s rationale for owning it, such as a deterioration in the company’s financial fundamentals. In addition, the subadviser may sell a security if better investment opportunities emerge elsewhere. The subadviser also may liquidate a security if the subadviser changes the Fund’s industry or sector weightings.

		The Fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
  Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Dividend Risk Stocks that are expected to pay dividends may pay lower dividends or no dividends at all.  Distributions on debt securities with variable or floating interest rates will vary with fluctuations in market interest rates.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to April 30, 2012, the Fund was named AZL Dreyfus Equity Growth Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	16.65%
Lowest (Q4, 2008)	-24.68%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Dreyfus Research Growth Fund | AZL Dreyfus Research Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.77%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
2002	rr_AnnualReturn2002	(30.70%)
2003	rr_AnnualReturn2003	24.25%
2004	rr_AnnualReturn2004	7.72%
2005	rr_AnnualReturn2005	4.56%
2006	rr_AnnualReturn2006	12.93%
2007	rr_AnnualReturn2007	8.75%
2008	rr_AnnualReturn2008	(41.63%)
2009	rr_AnnualReturn2009	34.76%
2010	rr_AnnualReturn2010	22.92%
2011	rr_AnnualReturn2011	(3.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.68%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(3.20%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	0.36%
Ten Years Ended December 31, 2011	rr_AverageAnnualReturnYear10	1.09%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes) | AZL Dreyfus Research Growth Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.64%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	2.50%
Ten Years Ended December 31, 2011	rr_AverageAnnualReturnYear10	2.60%

AZL Eaton Vance Large Cap Value Fund
Fund Summaries AZL®Eaton Vance Large Cap Value Fund
Investment Objective
The Fund seeks total return.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL Eaton Vance Large Cap Value Fund
Management Fee	0.74%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.07%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Eaton Vance Large Cap Value Fund	109	340	590	1,306

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests primarily in value stocks of large-cap companies. Value stocks are common stocks that, in the opinion of the subadviser, are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. The Fund normally invests at least 80% of its net assets in equity securities of large-cap companies. The Fund primarily invests in dividend-paying stocks.

The Fund also may invest in convertible debt securities of any credit quality (including securities rated below investment grade), in real estate investment trusts, and in nonincome producing stocks. The Fund’s holdings will represent a number of different sectors and industries, and less than 25% of the Fund’s total assets will be invested in any one industry. The Fund may consider a company’s dividend prospects and estimates of a company’s net value when selecting securities. The portfolio manager may sell a security when the subadviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost, or to pursue more attractive investment options.

Investment decisions for the Fund are made primarily on the basis of fundamental research conducted by the subadviser’s research staff. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of the company’s competitiveness, and estimates of the company’s net value. Many of these considerations are subjective.

The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). Such investments are not subject to the 25% limitation on investing in foreign securities.

The Fund may invest not more than 15% of its net assets in illiquid securities.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk   The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk   The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Dividend Risk  Stocks that are expected to pay dividends may pay lower dividends or no dividends at all.  Distributions on debt securities with variable or floating interest rates will vary with fluctuations in market interest rates.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.
  Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Interest Rate Risk  Debt securities held by the Fund may decline in value due to rising interest rates.
  Security Quality Risk  The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities.  Security quality risk is sometimes known as “high yield risk” or “junk bond risk.”
  Real Estate Investments Risk   The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  Portfolio Turnover Risk  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	18.83%
Lowest (Q4, 2008)	-23.07%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011	Ten Years Ended December 31, 2011

AZL Eaton Vance Large Cap Value Fund	(4.45%)	(3.69%)	2.02%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes) AZL Eaton Vance Large Cap Value Fund	0.39%	(2.64%)	3.89%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Eaton Vance Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL®Eaton Vance Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in value stocks of large-cap companies. Value stocks are common stocks that, in the opinion of the subadviser, are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. The Fund normally invests at least 80% of its net assets in equity securities of large-cap companies. The Fund primarily invests in dividend-paying stocks.

The Fund also may invest in convertible debt securities of any credit quality (including securities rated below investment grade), in real estate investment trusts, and in nonincome producing stocks. The Fund’s holdings will represent a number of different sectors and industries, and less than 25% of the Fund’s total assets will be invested in any one industry. The Fund may consider a company’s dividend prospects and estimates of a company’s net value when selecting securities. The portfolio manager may sell a security when the subadviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost, or to pursue more attractive investment options.

Investment decisions for the Fund are made primarily on the basis of fundamental research conducted by the subadviser’s research staff. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of the company’s competitiveness, and estimates of the company’s net value. Many of these considerations are subjective.

The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). Such investments are not subject to the 25% limitation on investing in foreign securities.

		The Fund may invest not more than 15% of its net assets in illiquid securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk   The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk   The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Dividend Risk  Stocks that are expected to pay dividends may pay lower dividends or no dividends at all.  Distributions on debt securities with variable or floating interest rates will vary with fluctuations in market interest rates.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.
  Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Interest Rate Risk  Debt securities held by the Fund may decline in value due to rising interest rates.
  Security Quality Risk  The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities.  Security quality risk is sometimes known as “high yield risk” or “junk bond risk.”
  Real Estate Investments Risk   The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  Portfolio Turnover Risk  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	18.83%
Lowest (Q4, 2008)	-23.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Eaton Vance Large Cap Value Fund | AZL Eaton Vance Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.74%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
2002	rr_AnnualReturn2002	(19.87%)
2003	rr_AnnualReturn2003	30.53%
2004	rr_AnnualReturn2004	17.12%
2005	rr_AnnualReturn2005	3.92%
2006	rr_AnnualReturn2006	15.76%
2007	rr_AnnualReturn2007	(2.22%)
2008	rr_AnnualReturn2008	(36.18%)
2009	rr_AnnualReturn2009	26.53%
2010	rr_AnnualReturn2010	9.83%
2011	rr_AnnualReturn2011	(4.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.07%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(4.45%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(3.69%)
Ten Years Ended December 31, 2011	rr_AverageAnnualReturnYear10	2.02%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes) | AZL Eaton Vance Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	0.39%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(2.64%)
Ten Years Ended December 31, 2011	rr_AverageAnnualReturnYear10	3.89%

AZL Enhanced Bond Index Fund
Fund Summaries AZL® Enhanced Bond Index Fund
Investment Objective
The Fund seeks to exceed the total return of the Barclays Capital U.S. Aggregate Bond Index (“Barclays Aggregate Index”).
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Enhanced Bond Index Fund
Management Fee		0.35%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.08%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		0.71%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Enhanced Bond Index Fund	73	227	395	883

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 407% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund generally invests in a combination of securities with an overall weighting close to the capitalization weights of the Barclays Capital U.S. Aggregate Bond Index (the “Index”); however, the Fund’s investments may not replicate the portfolio weights of the Index at all times. Instead, the subadviser may overweight or underweight securities in the Fund (relative to their weightings in the Index) in order to emphasize securities which have quantitative characteristics (such as above-average yield or below-average valuation) the subadviser believes may enhance performance. The Fund may not invest in all of the bonds in the Index, or in the same weightings as in the Index. Because the Index typically includes securities not readily available in the market, the Fund may invest in bonds that are not included in the Index but that are selected to reflect as closely as practicable characteristics, such as maturity, duration, or credit quality, of bonds in the Index. This may result in different levels of interest rate, credit or other risks from the levels of risks on the securities included in the Index. The Fund may trade securities to the extent necessary to maintain the duration of certain segments of the portfolio close to the duration of corresponding segments of the Index.

The Fund usually will invest a portion of its assets in mortgage-backed securities. Most mortgage-backed securities are issued by Federal government agencies, such as the Government National Mortgage Association (“Ginnie Mae”), or government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or the Federal National Mortgage Association (“Fannie Mae”). Principal and interest payments on mortgage-backed securities issued by the Federal government agencies may be guaranteed by either the Federal government or the government agency, but not all such securities issued by certain government agencies and by government sponsored enterprises are guaranteed by the U.S. government or backed by the full faith and credit of the United States.

The Fund also may invest in U.S. Treasury bills, notes and bonds and other “full faith and credit” obligations of the U.S. Government. The Fund may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. “Agency” securities may not be backed by the “full faith and credit” of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank, the Resolution Trust Corporation and the Government National Mortgage Association. “Agency” obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.

Eligible investments for the Fund also include:
  Agency and non-agency mortgage-backed securities back by loans secured by residential, multifamily, and commercial properties;
  Obligations of U.S. and foreign corporations;
  Obligations of foreign governments and supranational entities, such as the World Bank;
  Asset-backed securities;
  Municipal bonds, both taxable and tax-exempt;
  Preferred stock, including non-convertible preferred stock ; and
  Cash equivalent securities (any security that has an effective duration under one year, a weighted average life of less than one year, and spread duration less than one year).
Securities must be rated investment grade or better at the time of purchase. The Fund will have a targeted duration within a band of ±10% around the duration of the Index. Except for Treasury or agency debentures, pass through securities, or REMICs (real estate mortgage investment conduits), no more than 3% of the Fund’s assets may be invested in the securities of a single issuer.

The Fund may use futures, options, and/or swaps to manage duration and other characteristics of its portfolio. The Fund is permitted to purchase securities in private placements or Rule 144A transactions and to purchase securities on a when-issued basis or for forward delivery. The Fund may also enter into repurchase agreements and covered dollar rolls on mortgage securities.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Index Fund Risk  The Fund does not attempt to manage market volatility or reduce the effects of poor bond performance.  In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
  Interest Rate Risk  Debt securities held by the Fund may decline in value due to rising interest rates.
  Leveraging Risk  The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage.  The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
  Credit risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Call Risk  If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date.  The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
  Extension Risk  If interest rates rise, debt securities may be paid in full more slowly than anticipated.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.
  Mortgage-Related and Other Asset-Backed Risk  Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.
  Repurchase Agreements and Purchase and Sale Contracts Risk  If the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Returns

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2011)	3.36%
Lowest (Q4, 2010)	-1.50%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011
		Since Inception	Inception Date
AZL Enhanced Bond Index Fund	7.28%	5.34%	Jul 10, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) AZL Enhanced Bond Index Fund	7.84%	6.94%	Jul 10, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Enhanced Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Enhanced Bond Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to exceed the total return of the Barclays Capital U.S. Aggregate Bond Index (“Barclays Aggregate Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 407% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	407.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally invests in a combination of securities with an overall weighting close to the capitalization weights of the Barclays Capital U.S. Aggregate Bond Index (the “Index”); however, the Fund’s investments may not replicate the portfolio weights of the Index at all times. Instead, the subadviser may overweight or underweight securities in the Fund (relative to their weightings in the Index) in order to emphasize securities which have quantitative characteristics (such as above-average yield or below-average valuation) the subadviser believes may enhance performance. The Fund may not invest in all of the bonds in the Index, or in the same weightings as in the Index. Because the Index typically includes securities not readily available in the market, the Fund may invest in bonds that are not included in the Index but that are selected to reflect as closely as practicable characteristics, such as maturity, duration, or credit quality, of bonds in the Index. This may result in different levels of interest rate, credit or other risks from the levels of risks on the securities included in the Index. The Fund may trade securities to the extent necessary to maintain the duration of certain segments of the portfolio close to the duration of corresponding segments of the Index.

The Fund usually will invest a portion of its assets in mortgage-backed securities. Most mortgage-backed securities are issued by Federal government agencies, such as the Government National Mortgage Association (“Ginnie Mae”), or government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or the Federal National Mortgage Association (“Fannie Mae”). Principal and interest payments on mortgage-backed securities issued by the Federal government agencies may be guaranteed by either the Federal government or the government agency, but not all such securities issued by certain government agencies and by government sponsored enterprises are guaranteed by the U.S. government or backed by the full faith and credit of the United States.

The Fund also may invest in U.S. Treasury bills, notes and bonds and other “full faith and credit” obligations of the U.S. Government. The Fund may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. “Agency” securities may not be backed by the “full faith and credit” of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank, the Resolution Trust Corporation and the Government National Mortgage Association. “Agency” obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.

Eligible investments for the Fund also include:
  Agency and non-agency mortgage-backed securities back by loans secured by residential, multifamily, and commercial properties;
  Obligations of U.S. and foreign corporations;
  Obligations of foreign governments and supranational entities, such as the World Bank;
  Asset-backed securities;
  Municipal bonds, both taxable and tax-exempt;
  Preferred stock, including non-convertible preferred stock ; and
  Cash equivalent securities (any security that has an effective duration under one year, a weighted average life of less than one year, and spread duration less than one year).
Securities must be rated investment grade or better at the time of purchase. The Fund will have a targeted duration within a band of ±10% around the duration of the Index. Except for Treasury or agency debentures, pass through securities, or REMICs (real estate mortgage investment conduits), no more than 3% of the Fund’s assets may be invested in the securities of a single issuer.

		The Fund may use futures, options, and/or swaps to manage duration and other characteristics of its portfolio. The Fund is permitted to purchase securities in private placements or Rule 144A transactions and to purchase securities on a when-issued basis or for forward delivery. The Fund may also enter into repurchase agreements and covered dollar rolls on mortgage securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Index Fund Risk  The Fund does not attempt to manage market volatility or reduce the effects of poor bond performance.  In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
  Interest Rate Risk  Debt securities held by the Fund may decline in value due to rising interest rates.
  Leveraging Risk  The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage.  The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
  Credit risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Call Risk  If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date.  The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
  Extension Risk  If interest rates rise, debt securities may be paid in full more slowly than anticipated.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.
  Mortgage-Related and Other Asset-Backed Risk  Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.
  Repurchase Agreements and Purchase and Sale Contracts Risk  If the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2011)	3.36%
Lowest (Q4, 2010)	-1.50%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Enhanced Bond Index Fund | AZL Enhanced Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
2010	rr_AnnualReturn2010	5.62%
2011	rr_AnnualReturn2011	7.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.50%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	7.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 10, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | AZL Enhanced Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 10, 2009

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

AZL Federated Clover Small Value Fund
Fund Summaries AZL® Federated Clover Small Value Fund
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL Federated Clover Small Value Fund
Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.09%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Federated Clover Small Value Fund	111	347	601	1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund primarily invests in common stocks and other equity securities of U.S. companies with small market capitalizations. The Fund seeks to achieve its investment objective by investing in common stocks and other equity securities of U.S. companies with small market capitalizations that the subadviser believes are undervalued relative to the market or their historic valuations.

Under normal market conditions, the Fund invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company’s outstanding stock) at the time of purchase included in the Russell 2000 Index.

The Fund invests in securities of U.S. companies operating in a broad range of industries based primarily on value characterizations such as price-cash flow, price-earnings and price-book value ratios. In selecting securities for the Fund, the subadviser will seek to identify companies whose stock is out-of-favor with investors. In searching for undervalued companies in which to invest, the subadviser seeks companies with the fundamental strength to capitalize on change agents, such as internal changes (e.g., management changes, restructuring or merger and acquisition activity or sales mix shifts), external changes (e.g., regulatory changes, marketplace shifts or technological advances) or companies with deep seated advantages (e.g., captive customers, pricing power, patents or strong brand names) that are undergoing short-term challenges. The subadviser generally will consider selling a security when its price target for the security has been achieved, its investment thesis has been invalidated or if it finds a more compelling investment alternative.

Under normal market conditions, the Fund invests its assets in a diversified portfolio of equity securities which may include common stocks, preferred stocks which are convertible into common stock, and American Depositary Receipts (ADRs) and other domestically traded securities of foreign issuers which may constitute up to 20% of the Fund’s assets. The Fund may also invest in debt securities convertible into common stocks, may invest up to 5% of its net assets in warrants and rights to purchase common stocks and up to 20% of its net assets in equity interests issued by real estate investment trusts (REITs). The Fund also may invest in money market funds, exchange-traded funds and repurchase agreements.

The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid in an attempt to benefit from changes in the value of the underlying investment(s). The Fund also may use derivative contracts in an attempt to obtain premiums from the sale of derivative contract, realize gains from trading a derivative contract, and hedge against potential losses.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk   The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk   The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Capitalization Risk  Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse effect on the Fund’s returns.
  Leveraging Risk  The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  ETF and Investment Company Risk   Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to February 25, 2012, the Fund was subadvised by Franklin Advisory Services, LLC, and named AZL Franklin Small Cap Value Fund.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2009) 24.52% Lowest (Q3, 2008) -28.55%
Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011
			Since Inception		Inception Date
AZL Federated Clover Small Value Fund	(3.92%)	0.22%	8.16%		May 1, 2003
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes) AZL Federated Clover Small Value Fund	(5.50%)	(1.87%)	8.45%	[1]	Apr 30, 2003
[1]	The since inception performance data for the Russell 2000 Value Index is calculated from April 30, 2003.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Federated Clover Small Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Federated Clover Small Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund primarily invests in common stocks and other equity securities of U.S. companies with small market capitalizations. The Fund seeks to achieve its investment objective by investing in common stocks and other equity securities of U.S. companies with small market capitalizations that the subadviser believes are undervalued relative to the market or their historic valuations.

Under normal market conditions, the Fund invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company’s outstanding stock) at the time of purchase included in the Russell 2000 Index.

The Fund invests in securities of U.S. companies operating in a broad range of industries based primarily on value characterizations such as price-cash flow, price-earnings and price-book value ratios. In selecting securities for the Fund, the subadviser will seek to identify companies whose stock is out-of-favor with investors. In searching for undervalued companies in which to invest, the subadviser seeks companies with the fundamental strength to capitalize on change agents, such as internal changes (e.g., management changes, restructuring or merger and acquisition activity or sales mix shifts), external changes (e.g., regulatory changes, marketplace shifts or technological advances) or companies with deep seated advantages (e.g., captive customers, pricing power, patents or strong brand names) that are undergoing short-term challenges. The subadviser generally will consider selling a security when its price target for the security has been achieved, its investment thesis has been invalidated or if it finds a more compelling investment alternative.

Under normal market conditions, the Fund invests its assets in a diversified portfolio of equity securities which may include common stocks, preferred stocks which are convertible into common stock, and American Depositary Receipts (ADRs) and other domestically traded securities of foreign issuers which may constitute up to 20% of the Fund’s assets. The Fund may also invest in debt securities convertible into common stocks, may invest up to 5% of its net assets in warrants and rights to purchase common stocks and up to 20% of its net assets in equity interests issued by real estate investment trusts (REITs). The Fund also may invest in money market funds, exchange-traded funds and repurchase agreements.

		The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid in an attempt to benefit from changes in the value of the underlying investment(s). The Fund also may use derivative contracts in an attempt to obtain premiums from the sale of derivative contract, realize gains from trading a derivative contract, and hedge against potential losses.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk   The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk   The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Capitalization Risk  Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse effect on the Fund’s returns.
  Leveraging Risk  The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  ETF and Investment Company Risk   Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to February 25, 2012, the Fund was subadvised by Franklin Advisory Services, LLC, and named AZL Franklin Small Cap Value Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2009) 24.52% Lowest (Q3, 2008) -28.55%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Federated Clover Small Value Fund | AZL Federated Clover Small Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
2004	rr_AnnualReturn2004	23.10%
2005	rr_AnnualReturn2005	7.03%
2006	rr_AnnualReturn2006	15.41%
2007	rr_AnnualReturn2007	(4.37%)
2008	rr_AnnualReturn2008	(33.73%)
2009	rr_AnnualReturn2009	30.61%
2010	rr_AnnualReturn2010	27.11%
2011	rr_AnnualReturn2011	(3.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.55%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(3.92%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	8.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes) | AZL Federated Clover Small Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(5.50%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.45% [1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003

[1]	The since inception performance data for the Russell 2000 Value Index is calculated from April 30, 2003.

AZL Franklin Templeton Founding Strategy Plus Fund
Fund Summaries AZL® Franklin Templeton Founding Strategy Plus Fund
Investment Objective
The Fund seeks long-term capital appreciation,
with income as a secondary goal.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Franklin Templeton Founding Strategy Plus Fund
Management Fee		0.70%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.19%
Total Annual Fund Operating Expenses		1.14%
[1]	Acquired Fund Fees and Expenses for the fiscal year ended December 31, 2011 were less than 0.01% and are included in "Other Expenses".

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Franklin Templeton Founding Strategy Plus Fund	116	362	628	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund seeks to achieve its goal by investing in a combination of subportfolios, or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. Two of the strategies invest primarily in U.S. and foreign equity securities and the other two invest in U.S. and foreign fixed-income securities. The Fund generally makes equal allocations (approximately 25%) of its assets to each of the following four strategies:
     Mutual Shares Strategy
     Templeton Growth Strategy
     Franklin Income Strategy
     Templeton Global Bond Strategy
The investment results of the individual strategies will vary. As a result, the percentage allocations to the strategies will be monitored daily by the Manager. The allocations to each strategy will generally not exceed plus or minus 3% of the pre-determined fixed allocation percentages. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.

Each of the strategies may use various derivative strategies seeking to protect assets, implement cash or tax management strategies or enhance returns.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
     Market Risk   The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
     Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
     Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
      Value Stocks Risk   Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
      Interest Rate Risk   Debt securities held by the Fund may decline in value due to rising interest rates.
      Credit Risk   The failure of the issuer of a debt security to pay interest or repay principal in a timely manner or at all may have an adverse impact on the Fund’s earnings.
      Call Risk   If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date.  The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
      Security Quality Risk   The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities.  Security quality risk is sometimes known as “high yield risk” or “junk bond risk.”
      Foreign Risk   Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
      Emerging Markets Risk   Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
      Currency Risk   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
     Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
     Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
      Special Situations Risk   The Fund may use investment strategies that are intended to take advantage of mergers, reorganizations, or other unusual events.  If the change or event does not occur, the Fund may not receive the anticipated benefit or may incur a loss.
     Industry Sector Risk   Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
      Capitalization Risk    Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
     Income Risk   Falling interest rates may cause the Fund’s income to decline.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (60%) and Barclay’s Capital U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2010) 8.87% Lowest (Q3, 2011) -13.34%
Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011
		Since Inception	Inception Date
AZL Franklin Templeton Founding Strategy Plus Fund	(1.83%)	4.73%	Oct 23, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) AZL Franklin Templeton Founding Strategy Plus Fund	2.11%	9.46%	Oct 23, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) AZL Franklin Templeton Founding Strategy Plus Fund	7.84%	6.66%	Oct 23, 2009
Balanced Composite Index (reflects no deduction for fees, expenses, or taxes) AZL Franklin Templeton Founding Strategy Plus Fund	4.98%	8.90%	Oct 23, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Franklin Templeton Founding Strategy Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with income as a secondary goal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its goal by investing in a combination of subportfolios, or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. Two of the strategies invest primarily in U.S. and foreign equity securities and the other two invest in U.S. and foreign fixed-income securities. The Fund generally makes equal allocations (approximately 25%) of its assets to each of the following four strategies:
     Mutual Shares Strategy
     Templeton Growth Strategy
     Franklin Income Strategy
     Templeton Global Bond Strategy
The investment results of the individual strategies will vary. As a result, the percentage allocations to the strategies will be monitored daily by the Manager. The allocations to each strategy will generally not exceed plus or minus 3% of the pre-determined fixed allocation percentages. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.

		Each of the strategies may use various derivative strategies seeking to protect assets, implement cash or tax management strategies or enhance returns.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
     Market Risk   The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
     Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
     Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
      Value Stocks Risk   Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
      Interest Rate Risk   Debt securities held by the Fund may decline in value due to rising interest rates.
      Credit Risk   The failure of the issuer of a debt security to pay interest or repay principal in a timely manner or at all may have an adverse impact on the Fund’s earnings.
      Call Risk   If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date.  The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
      Security Quality Risk   The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities.  Security quality risk is sometimes known as “high yield risk” or “junk bond risk.”
      Foreign Risk   Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
      Emerging Markets Risk   Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
      Currency Risk   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
     Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
     Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
      Special Situations Risk   The Fund may use investment strategies that are intended to take advantage of mergers, reorganizations, or other unusual events.  If the change or event does not occur, the Fund may not receive the anticipated benefit or may incur a loss.
     Industry Sector Risk   Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
      Capitalization Risk    Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
     Income Risk   Falling interest rates may cause the Fund’s income to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (60%) and Barclay’s Capital U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500 Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 ® Index (60%) and Barclay’s Capital U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2010) 8.87% Lowest (Q3, 2011) -13.34%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Franklin Templeton Founding Strategy Plus Fund | AZL Franklin Templeton Founding Strategy Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,386
2010	rr_AnnualReturn2010	10.02%
2011	rr_AnnualReturn2011	(1.83%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.34%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(1.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 23, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | AZL Franklin Templeton Founding Strategy Plus Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	9.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 23, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | AZL Franklin Templeton Founding Strategy Plus Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 23, 2009
Balanced Composite Index (reflects no deduction for fees, expenses, or taxes) | AZL Franklin Templeton Founding Strategy Plus Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	4.98%
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 23, 2009

[1]	Acquired Fund Fees and Expenses for the fiscal year ended December 31, 2011 were less than 0.01% and are included in "Other Expenses".

AZL Gateway Fund
Fund Summaries AZL® Gateway Fund
Investment Objective
The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Gateway Fund
Management Fee		0.80%
Distribution (12b-1) Fees		0.25%
Recoupment	[1]	0.06%
Other Operating Expenses		0.14%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.26%
[1]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 1.25% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by the Manager.
[2]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Gateway Fund	128	400	692	1,523

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The combination of the diversified stock portfolio, the cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S.-exchange-listed common stocks, American Depositary Receipts (ADRs), and interests in real estate investment trusts (REITs).

From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may also invest in other investment companies, including money market funds, to the extent permitted by the Investment Company Act of 1940. The Fund may enter into repurchase agreements and/or hold cash and cash equivalents. The Fund may purchase U.S. government securities, certificates of deposit, commercial paper, bankers’ acceptance, and/or repurchase agreements or hold cash (U.S. Dollars, foreign currencies or multinational currency units) for temporary defensive purposes in response to adverse market, economic or political conditions, or, under normal circumstances, for purposes of liquidity. These investments may prevent the Fund from achieving its investment objective.

The Fund not only strives for the majority of the returns associated with equity market investments, but also returns in excess of those available from other investments comparable in volatility. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed income and hybrid investments, although the Fund expects to generally have lower long-term returns than a portfolio consisting solely of equity securities. The Fund intends that its index option-based risk management strategy will limit the volatility inherent in equities while sacrificing less of the higher equity returns than hybrid investments.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
  Correlation Risk  The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to the index underlying its option positions.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Options Risk  The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.
  Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q4, 2011) 5.45% Lowest (Q3, 2011) -4.62%
Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011
		Since Inception	Inception Date
AZL Gateway Fund	3.06%	3.02%	Apr 30, 2010
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) AZL Gateway Fund	2.11%	5.74%	Apr 30, 2010

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Gateway Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Gateway Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30,2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The combination of the diversified stock portfolio, the cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S.-exchange-listed common stocks, American Depositary Receipts (ADRs), and interests in real estate investment trusts (REITs).

From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may also invest in other investment companies, including money market funds, to the extent permitted by the Investment Company Act of 1940. The Fund may enter into repurchase agreements and/or hold cash and cash equivalents. The Fund may purchase U.S. government securities, certificates of deposit, commercial paper, bankers’ acceptance, and/or repurchase agreements or hold cash (U.S. Dollars, foreign currencies or multinational currency units) for temporary defensive purposes in response to adverse market, economic or political conditions, or, under normal circumstances, for purposes of liquidity. These investments may prevent the Fund from achieving its investment objective.

The Fund not only strives for the majority of the returns associated with equity market investments, but also returns in excess of those available from other investments comparable in volatility. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed income and hybrid investments, although the Fund expects to generally have lower long-term returns than a portfolio consisting solely of equity securities. The Fund intends that its index option-based risk management strategy will limit the volatility inherent in equities while sacrificing less of the higher equity returns than hybrid investments.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
  Correlation Risk  The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to the index underlying its option positions.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Options Risk  The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.
  Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q4, 2011) 5.45% Lowest (Q3, 2011) -4.62%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Gateway Fund | AZL Gateway Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Recoupment	rr_Component1OtherExpensesOverAssets	0.06%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,523
2011	rr_AnnualReturn2011	3.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.62%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | AZL Gateway Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010

[1]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 1.25% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by the Manager.
[2]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

AZL International Index Fund
Fund Summaries AZL® International Index Fund
Investment Objective
The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL International Index Fund
Management Fee		0.35%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.23%
Total Annual Fund Operating Expenses		0.83%
Expense Reimbursement	[1]	(0.06%)
Total Annual Fund Operating Expenses	[2]	0.77%
[1]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.77% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund.
[2]	After Expense Reimbursement

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL International Index Fund	79	259	455	1,020

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.

The MSCI EAFE Index is a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative market capitalization of each of the countries in the MSCI EAFE Index.

The Fund does not necessarily invest in all of the securities in the MSCI EAFE Index, or in the same weightings as the securities have in the index. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to those of the MSCI EAFE Index as a whole.

Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk   The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk   The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Foreign Risk   Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Index Fund Risk   The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Currency Risk   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table Calendar Year Total Returns

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	17.43%
Lowest (Q3, 2011)	-20.27%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011
		Since Inception	Inception Date
AZL International Index Fund	(12.78%)	8.51%	May 1, 2009
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) AZL International Index Fund	(11.73%)	10.33%	May 1, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® International Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.

The MSCI EAFE Index is a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative market capitalization of each of the countries in the MSCI EAFE Index.

The Fund does not necessarily invest in all of the securities in the MSCI EAFE Index, or in the same weightings as the securities have in the index. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to those of the MSCI EAFE Index as a whole.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk   The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk   The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Foreign Risk   Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Index Fund Risk   The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Currency Risk   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	17.43%
Lowest (Q3, 2011)	-20.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL International Index Fund | AZL International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%	[2]
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,020
2010	rr_AnnualReturn2010	7.12%
2011	rr_AnnualReturn2011	(12.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.27%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(12.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) | AZL International Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(11.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009

[1]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.77% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund.
[2]	After Expense Reimbursement

AZL Invesco Equity and Income Fund
Fund Summaries AZL® Invesco Equity and Income Fund
Investment Objective
The Fund seeks the highest possible income consistent with safety of principal, with long-term growth of capital as an important secondary objective.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Invesco Equity and Income Fund
Management Fee		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.09%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.11%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Invesco Equity and Income Fund	113	353	612	1,352

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. The subadviser seeks to achieve the Fund’s investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and income securities.

The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Fund’s subadviser believes offer the potential for income with safety of principal and long-term growth of capital. At times, the subadviser may emphasize certain sectors. Portfolio securities are typically sold when the assessments of the Fund’s subadviser of the income or growth potential of such securities materially change.

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

The Fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds, or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Convertible Securities Risk   The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Mortgage-Related and Other Asset-Backed Risk  Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
  Income Risk  Falling interest rates may cause the Fund’s income to decline.
  Call Risk  If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date.  The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
  Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
  Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance is also compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2009) 16.83% Lowest (Q4, 2008) -13.29%
Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011
			Since Inception	Inception Date
AZL Invesco Equity and Income Fund	(2.18%)	1.04%	4.29%	May 3, 2004
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) AZL Invesco Equity and Income Fund	2.11%	(0.25%)	3.66%	May 3, 2004
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) AZL Invesco Equity and Income Fund	7.84%	6.50%	5.69%	May 3, 2004

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Invesco Equity and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Invesco Equity and Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest possible income consistent with safety of principal,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with long-term growth of capital as an important secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. The subadviser seeks to achieve the Fund’s investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and income securities.

The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Fund’s subadviser believes offer the potential for income with safety of principal and long-term growth of capital. At times, the subadviser may emphasize certain sectors. Portfolio securities are typically sold when the assessments of the Fund’s subadviser of the income or growth potential of such securities materially change.

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

		The Fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds, or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Convertible Securities Risk   The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Mortgage-Related and Other Asset-Backed Risk  Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
  Income Risk  Falling interest rates may cause the Fund’s income to decline.
  Call Risk  If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date.  The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
  Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
  Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance is also compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance, the S&P 500® Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund’s performance is also compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2009) 16.83% Lowest (Q4, 2008) -13.29%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Invesco Equity and Income Fund | AZL Invesco Equity and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
2005	rr_AnnualReturn2005	6.75%
2006	rr_AnnualReturn2006	12.52%
2007	rr_AnnualReturn2007	3.07%
2008	rr_AnnualReturn2008	(23.92%)
2009	rr_AnnualReturn2009	22.85%
2010	rr_AnnualReturn2010	11.74%
2011	rr_AnnualReturn2011	(2.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.29%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(2.18%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	1.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | AZL Invesco Equity and Income Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.11%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | AZL Invesco Equity and Income Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	7.84%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

AZL Invesco Growth and Income Fund
Fund Summaries AZL® Invesco Growth and Income Fund
Investment Objective
The Fund seeks income and long-term growth of capital.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL Invesco Growth and Income Fund
Management Fee	0.76%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.09%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Invesco Growth and Income Fund	111	347	601	1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests primarily in a portfolio of income-producing equity securities, including common stocks and convertible securities although investments are also made in non-convertible preferred stocks and debt securities rated “investment grade,” which are securities rated within the four highest grades assigned by S&P® or by Moody’s.

In selecting securities for investment the Fund will focus primarily on the security’s potential for income and capital growth. The Fund’s subadviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. The Fund’s subadviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although focusing on larger capitalization companies, the Fund may invest in securities of small- or medium-sized companies.

The Fund may dispose of a security whenever, in the opinion of the Fund’s subadviser, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.
Principal Investment Risks
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Capitalization Risk   Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Interest Rate Risk   Debt securities held by the Fund may decline in value due to rising interest rates.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	21.78%
Lowest (Q4, 2008)	-20.18%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011	Ten Years Ended December 31, 2011

AZL Invesco Growth and Income Fund	(1.94%)	(1.25%)	3.93%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes) AZL Invesco Growth and Income Fund	0.39%	(2.64%)	3.89%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Invesco Growth and Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in a portfolio of income-producing equity securities, including common stocks and convertible securities although investments are also made in non-convertible preferred stocks and debt securities rated “investment grade,” which are securities rated within the four highest grades assigned by S&P® or by Moody’s.

In selecting securities for investment the Fund will focus primarily on the security’s potential for income and capital growth. The Fund’s subadviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. The Fund’s subadviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although focusing on larger capitalization companies, the Fund may invest in securities of small- or medium-sized companies.

The Fund may dispose of a security whenever, in the opinion of the Fund’s subadviser, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

		The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Capitalization Risk   Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Interest Rate Risk   Debt securities held by the Fund may decline in value due to rising interest rates.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	21.78%
Lowest (Q4, 2008)	-20.18%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Invesco Growth and Income Fund | AZL Invesco Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.76%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
2002	rr_AnnualReturn2002	(14.71%)
2003	rr_AnnualReturn2003	27.46%
2004	rr_AnnualReturn2004	13.82%
2005	rr_AnnualReturn2005	9.24%
2006	rr_AnnualReturn2006	15.90%
2007	rr_AnnualReturn2007	2.64%
2008	rr_AnnualReturn2008	(32.86%)
2009	rr_AnnualReturn2009	23.64%
2010	rr_AnnualReturn2010	12.37%
2011	rr_AnnualReturn2011	(1.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.18%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(1.94%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(1.25%)
Ten Years Ended December 31, 2011	rr_AverageAnnualReturnYear10	3.93%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes) | AZL Invesco Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	0.39%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(2.64%)
Ten Years Ended December 31, 2011	rr_AverageAnnualReturnYear10	3.89%

AZL Invesco International Equity Fund
Fund Summaries AZL® Invesco International Equity Fund
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Invesco International Equity Fund
Management Fee		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.12%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.28%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Invesco International Equity Fund	130	406	702	1,545

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of equity securities of foreign issuers that are considered by the Fund’s subadviser to have strong earnings growth. The Fund invests in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in companies located in at least three countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

At the present time, the Fund’s subadviser intends to invest no more than 20% of the Fund’s total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers.

The subadviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques. The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected “bottom-up” on a stock-by-stock basis. The focus is on the strengths of individual companies, rather than sector or country trends. The subadviser may consider selling a security for several reasons, including when (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Interest Rate Risk Debt securities held by the Fund may decline in value due to rising interest rates.
  Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	18.20%
Lowest (Q4, 2008)	-20.57%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011
			Since Inception	Inception Date
AZL Invesco International Equity Fund	(7.32%)	(1.25%)	6.02%	May 1, 2002
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) AZL Invesco International Equity Fund	(11.73%)	(4.26%)	5.11%	May 1, 2002

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Invesco International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Invesco International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of equity securities of foreign issuers that are considered by the Fund’s subadviser to have strong earnings growth. The Fund invests in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in companies located in at least three countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

At the present time, the Fund’s subadviser intends to invest no more than 20% of the Fund’s total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers.

		The subadviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques. The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected “bottom-up” on a stock-by-stock basis. The focus is on the strengths of individual companies, rather than sector or country trends. The subadviser may consider selling a security for several reasons, including when (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Interest Rate Risk Debt securities held by the Fund may decline in value due to rising interest rates.
  Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	18.20%
Lowest (Q4, 2008)	-20.57%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Invesco International Equity Fund | AZL Invesco International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,545
2003	rr_AnnualReturn2003	27.14%
2004	rr_AnnualReturn2004	22.13%
2005	rr_AnnualReturn2005	16.36%
2006	rr_AnnualReturn2006	27.04%
2007	rr_AnnualReturn2007	14.62%
2008	rr_AnnualReturn2008	(41.51%)
2009	rr_AnnualReturn2009	34.33%
2010	rr_AnnualReturn2010	12.52%
2011	rr_AnnualReturn2011	(7.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.57%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(7.32%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(1.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) | AZL Invesco International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(11.73%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(4.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

AZL JPMorgan International Opportunities Fund
Fund Summaries AZL® JPMorgan International Opportunities Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL JPMorgan International Opportunities Fund
Management Fee	0.95%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.32%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL JPMorgan International Opportunities Fund	134	418	723	1,590

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund’s assets may also be invested to a limited extent in emerging markets issuers. Developed countries primarily include those in the MSCI EAFE Index, which is the Fund’s benchmark; emerging markets include most other countries in the world not in the MSCI EAFE Index or Canada. The equity securities in which the Fund may invest include, but are not limited to, common and preferred stock, convertible securities, trust or partnership interests, depositary receipts, privately placed securities, and warrants and rights. Under normal market conditions, the Fund invests at least 80% of its net assets in equity investments.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Fund will invest substantially in securities denominated in foreign currencies and may seek to enhance returns and manage currency risk where appropriate through managing currency exposure.

In managing the Fund, the subadviser employs a three-step process that combines research, valuation and stock selection.

The subadviser selects securities for the Fund’s portfolio using its own investment process to determine which companies are most likely to provide high total return to shareholders. The subadviser chooses the most attractive securities in each sector and builds the portfolio bottom up. Stocks in each industry are ranked with the help of fundamental valuations, then selected for investment. The subadviser may adjust currency exposure to manage risks and reduce currency deviations relative to its benchmark, where practical.

Through its extensive global equity research and analytical systems, the subadviser seeks to generate an information advantage. Using fundamental analysis, the subadviser develops proprietary research, primarily on companies but also on countries and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone.

Fundamental stock research is used to produce a ranking of companies in each industry group according to their relative value. The Fund’s subadviser then buys and sells stocks, using the research and valuation rankings as well as its assessment of other factors, including catalysts that could trigger a change in a stock’s price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

The Fund may invest a substantial part of its assets in just one region or country.

The Fund may also invest in real estate investment trusts (REITS) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk   Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Country/Regional Risk  Political events, financial troubles, or natural disasters may have an adverse affect on the securities markets of a country or region.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Capitalization Risk  Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	18.13%
Lowest (Q3, 2011)	-22.24%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011
			Since Inception		Inception Date
AZL JPMorgan International Opportunities Fund	(13.41%)	(1.89%)	6.39%		May 1, 2003
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) AZL JPMorgan International Opportunities Fund	(11.73%)	(4.26%)	7.91%	[1]	Apr 30, 2003
[1]	The since inception performance data for the MSCI EAFE Index is calculated from April 30, 2003.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL JPMorgan International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® JPMorgan International Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund’s assets may also be invested to a limited extent in emerging markets issuers. Developed countries primarily include those in the MSCI EAFE Index, which is the Fund’s benchmark; emerging markets include most other countries in the world not in the MSCI EAFE Index or Canada. The equity securities in which the Fund may invest include, but are not limited to, common and preferred stock, convertible securities, trust or partnership interests, depositary receipts, privately placed securities, and warrants and rights. Under normal market conditions, the Fund invests at least 80% of its net assets in equity investments.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Fund will invest substantially in securities denominated in foreign currencies and may seek to enhance returns and manage currency risk where appropriate through managing currency exposure.

In managing the Fund, the subadviser employs a three-step process that combines research, valuation and stock selection.

The subadviser selects securities for the Fund’s portfolio using its own investment process to determine which companies are most likely to provide high total return to shareholders. The subadviser chooses the most attractive securities in each sector and builds the portfolio bottom up. Stocks in each industry are ranked with the help of fundamental valuations, then selected for investment. The subadviser may adjust currency exposure to manage risks and reduce currency deviations relative to its benchmark, where practical.

Through its extensive global equity research and analytical systems, the subadviser seeks to generate an information advantage. Using fundamental analysis, the subadviser develops proprietary research, primarily on companies but also on countries and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone.

Fundamental stock research is used to produce a ranking of companies in each industry group according to their relative value. The Fund’s subadviser then buys and sells stocks, using the research and valuation rankings as well as its assessment of other factors, including catalysts that could trigger a change in a stock’s price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

The Fund may invest a substantial part of its assets in just one region or country.

		The Fund may also invest in real estate investment trusts (REITS) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk   Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Country/Regional Risk  Political events, financial troubles, or natural disasters may have an adverse affect on the securities markets of a country or region.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Capitalization Risk  Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

		Both the bar chart and the table assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	18.13%
Lowest (Q3, 2011)	-22.24%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL JPMorgan International Opportunities Fund | AZL JPMorgan International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
2004	rr_AnnualReturn2004	12.21%
2005	rr_AnnualReturn2005	11.64%
2006	rr_AnnualReturn2006	21.25%
2007	rr_AnnualReturn2007	9.82%
2008	rr_AnnualReturn2008	(28.56%)
2009	rr_AnnualReturn2009	26.32%
2010	rr_AnnualReturn2010	5.95%
2011	rr_AnnualReturn2011	(13.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.24%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(13.41%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(1.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) | AZL JPMorgan International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(11.73%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(4.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.91% [1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003

[1]	The since inception performance data for the MSCI EAFE Index is calculated from April 30, 2003.

AZL JPMorgan U.S. Equity Fund
Fund Summaries AZL® JPMorgan U.S. Equity Fund, Class 2
Investment Objective
The Fund seeks to provide high total return from a portfolio of selected equity securities.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL JPMorgan U.S. Equity Fund AZL JPMorgan U.S. Equity Fund Class 2
Management Fee	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.13%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL JPMorgan U.S. Equity Fund AZL JPMorgan U.S. Equity Fund Class 2	115	359	622	1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company’s shares. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. The Fund’s subadviser may moderately underweight or overweight sectors when it believes doing so will benefit performance.

Within each sector, the Fund focuses on those equity securities that the subadviser considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the subadviser seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the S&P 500 Index, the subadviser seeks to limit the Fund’s volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund primarily invests include common stocks, depositary receipts, exchange-traded funds (ETFs), and real estate investment trusts (REITs). An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad market indexes, but also more specific indexes as well, including those relating to particular sectors, markets, regions, and industries. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans relate to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate, or index, may be used as substitutes for securities in which the Fund can invest. The subadviser may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. The subadviser may use derivatives to hedge various investments and for risk management.

In managing the Fund, the subadviser employs a three-step process that combines research, valuation, and stock selection.

The subadviser takes an in-depth look at company prospects over a relatively long period – often as much as five years – rather than focusing on near-term expectations. This approach is designed to provide insight into a company’s real growth potential.

The research findings allow the subadviser to rank the companies in each sector group according to their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced using a variety of models that quantify the research team’s findings.

The subadviser then buys and sells equity securities for the Fund according to its own policies, using the research and valuation rankings as a basis. In general, the subadviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the subadviser often considers a number of other criteria:
  Catalysts that could trigger a rise in a stock’s price;
  High potential reward compared to potential risk; and
  Temporary mispricings cause by apparent market overreactions.

Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  ETF and Investment Company Risk  Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	16.84%
Lowest (Q4, 2008)	-22.09%

Average Annual Total Returns
Average Annual Total Returns AZL JPMorgan U.S. Equity Fund	One Year Ended December 31, 2011	Five Years Ended December 31, 2011
			Since Inception	Inception Date
AZL JPMorgan U.S. Equity Fund Class 2	(2.20%)	(1.22%)	2.78%	May 3, 2004
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	3.66%	May 3, 2004

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL JPMorgan U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® JPMorgan U.S. Equity Fund, Class 2
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high total return from a portfolio of selected equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company’s shares. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. The Fund’s subadviser may moderately underweight or overweight sectors when it believes doing so will benefit performance.

Within each sector, the Fund focuses on those equity securities that the subadviser considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the subadviser seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the S&P 500 Index, the subadviser seeks to limit the Fund’s volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund primarily invests include common stocks, depositary receipts, exchange-traded funds (ETFs), and real estate investment trusts (REITs). An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad market indexes, but also more specific indexes as well, including those relating to particular sectors, markets, regions, and industries. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans relate to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate, or index, may be used as substitutes for securities in which the Fund can invest. The subadviser may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. The subadviser may use derivatives to hedge various investments and for risk management.

In managing the Fund, the subadviser employs a three-step process that combines research, valuation, and stock selection.

The subadviser takes an in-depth look at company prospects over a relatively long period – often as much as five years – rather than focusing on near-term expectations. This approach is designed to provide insight into a company’s real growth potential.

The research findings allow the subadviser to rank the companies in each sector group according to their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced using a variety of models that quantify the research team’s findings.

The subadviser then buys and sells equity securities for the Fund according to its own policies, using the research and valuation rankings as a basis. In general, the subadviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the subadviser often considers a number of other criteria:
  Catalysts that could trigger a rise in a stock’s price;
  High potential reward compared to potential risk; and
  Temporary mispricings cause by apparent market overreactions.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  ETF and Investment Company Risk  Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	16.84%
Lowest (Q4, 2008)	-22.09%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL JPMorgan U.S. Equity Fund | AZL JPMorgan U.S. Equity Fund Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
2005	rr_AnnualReturn2005	5.45%
2006	rr_AnnualReturn2006	14.59%
2007	rr_AnnualReturn2007	3.80%
2008	rr_AnnualReturn2008	(38.68%)
2009	rr_AnnualReturn2009	33.71%
2010	rr_AnnualReturn2010	12.97%
2011	rr_AnnualReturn2011	(2.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.09%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(2.20%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(1.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | AZL JPMorgan U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.11%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004

AZL MFS Investors Trust Fund
Fund Summaries AZL® MFS Investors Trust Fund
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL MFS Investors Trust Fund
Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.09%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL MFS Investors Trust Fund	111	347	601	1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
Massachusetts Financial Services Company (“MFS”), the Fund’s subadviser, normally invests the Fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for such securities.

In selecting investments for the Fund, MFS is not constrained to any particular investment style. MFS may invest the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the Fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the Fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Return Total

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	21.27%
Lowest (Q4, 2008)	-25.31%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011
			Since Inception	Inception Date
AZL MFS Investors Trust Fund	(2.22%)	1.79%	6.51%	Apr 29, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) AZL MFS Investors Trust Fund	2.11%	(0.25%)	3.40%	Apr 29, 2005

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL MFS Investors Trust Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® MFS Investors Trust Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Massachusetts Financial Services Company (“MFS”), the Fund’s subadviser, normally invests the Fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for such securities.

In selecting investments for the Fund, MFS is not constrained to any particular investment style. MFS may invest the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the Fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the Fund’s assets in foreign securities.

		MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Return Total
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	21.27%
Lowest (Q4, 2008)	-25.31%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL MFS Investors Trust Fund | AZL MFS Investors Trust Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
2006	rr_AnnualReturn2006	12.79%
2007	rr_AnnualReturn2007	10.73%
2008	rr_AnnualReturn2008	(40.11%)
2009	rr_AnnualReturn2009	51.80%
2010	rr_AnnualReturn2010	11.01%
2011	rr_AnnualReturn2011	(2.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.31%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(2.22%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | AZL MFS Investors Trust Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.11%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005

AZL Mid Cap Index Fund
Fund Summaries AZL® Mid Cap Index Fund
Investment Objective
The Fund seeks to match the performance of the Standard & Poor’s MidCap 400 ® Index (“S&P 400 Index”) as closely as possible.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Mid Cap Index Fund
Management Fee		0.25%
Distribution (12b-1) Fees		0.25%
Recoupment	[1]	0.01%
Other Operating Expenses		0.12%
Acquired Fund Fees and Expenses	[2]	0.02%
Total Annual Fund Operating Expenses		0.65%
[1]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 0.63% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by the Manager.
[2]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Mid Cap Index Fund	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 400 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

The S&P 400 Index is a market-weighted index composed of approximately 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2010, the market capitalizations of companies in the S&P 400 Index ranged from $87 million to $4.7 billion.

The Fund does not necessarily invest in all of the securities in the S&P 400 Index or in the same weightings as the securities have in the index. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the S&P 400 Index as a whole.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk    The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk    The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Capitalization Risk   Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Index Fund Risk    The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
  Derivatives Risk    Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Performance Bar Chart and Table Calendar Year Total Return
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2010)	13.31%
Lowest (Q3, 2011)	-19.96%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011
		Since Inception	Inception Date
AZL Mid Cap Index Fund	(2.32%)	19.09%	May 1, 2009
S&P 400 Midcap Index (reflects no deduction for fees, expenses, or taxes) AZL Mid Cap Index Fund	(1.73%)	20.29%	May 1, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Mid Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to match the performance of the Standard & Poor’s MidCap 400 ® Index (“S&P 400 Index”) as closely as possible.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 400 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

The S&P 400 Index is a market-weighted index composed of approximately 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2010, the market capitalizations of companies in the S&P 400 Index ranged from $87 million to $4.7 billion.

		The Fund does not necessarily invest in all of the securities in the S&P 400 Index or in the same weightings as the securities have in the index. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the S&P 400 Index as a whole.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk    The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk    The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Capitalization Risk   Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Index Fund Risk    The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
  Derivatives Risk    Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Calendar Year Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2010)	13.31%
Lowest (Q3, 2011)	-19.96%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Mid Cap Index Fund | AZL Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Recoupment	rr_Component1OtherExpensesOverAssets	0.01%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	810
2010	rr_AnnualReturn2010	24.67%
2011	rr_AnnualReturn2011	(2.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.96%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(2.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	19.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
S&P 400 Midcap Index (reflects no deduction for fees, expenses, or taxes) | AZL Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(1.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	20.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009

[1]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 0.63% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by the Manager.
[2]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

AZL Money Market Fund
Fund Summaries AZL® Money Market Fund
Investment Objective
The Fund seeks current income consistent with stability of principal.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL Money Market Fund
Management Fee	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.66%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Money Market Fund	67	211	368	822

Investments, Risks, and Performance Principal Investment Strategies of the Fund
In pursuit of its goal, the Fund invests in a broad range of short-term, high-quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

Specifically, the Fund may invest in:

  U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).
  High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor’s, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies.
  Unrated notes, paper and other instruments that are determined by the subadviser to be of comparable quality to the instruments described above.
  Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).
  Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.
  Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities.
  Repurchase agreements relating to the above instruments.
  Funding agreements, issued by highly rated U.S. Insurance Companies.
  State and local debt issues.
  Municipal securities guaranteed by the U.S. government.
The Fund will invest at least 97% of its total assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating.

The Fund seeks to maintain a net asset value of $1.00 per share.
Principal Risks of Investing in the Fund
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Fund may become extremely low and possibly negative.

  Asset-Backed Securities Risk  Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held trust.  Asset-backed securities are subject to credit, interest rate, prepayment and extension risks.  These securities also are subject to risk of default of the underlying asset, particularly during periods of economic downturn.
  Interest Rate Risk  Debt securities held by the Fund may decline in value due to rising interest rates.
  Credit Risk   The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Income Risk  Falling interest rates may cause the Fund’s income to decline.
  Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Extension Risk  If interest rates rise, debt securities may be paid in full more slowly than anticipated.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.
  Call Risk  If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date.  The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
  Repurchase Agreements and Purchase and Sale Contracts Risk  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.
  U.S. Government Obligations Risk  Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United states.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to July 1, 2011, the Fund was subadvised by BlackRock Institutional Management Corporation.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2007)	1.20%
Lowest (Q4, 2011)	0.00%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011	Ten Years Ended December 31, 2011

AZL Money Market Fund	none	1.48%	1.62%
Three-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) AZL Money Market Fund	0.05%	1.21%	1.78%

The seven-day yield for the period ended December 31, 2011 was 0.00%. For the Fund’s current 7-day yield, telephone 877-833-7113 toll-free.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income consistent with stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its goal, the Fund invests in a broad range of short-term, high-quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

Specifically, the Fund may invest in:

  U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).
  High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor’s, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies.
  Unrated notes, paper and other instruments that are determined by the subadviser to be of comparable quality to the instruments described above.
  Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).
  Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.
  Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities.
  Repurchase agreements relating to the above instruments.
  Funding agreements, issued by highly rated U.S. Insurance Companies.
  State and local debt issues.
  Municipal securities guaranteed by the U.S. government.
The Fund will invest at least 97% of its total assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating.

		The Fund seeks to maintain a net asset value of $1.00 per share.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Fund may become extremely low and possibly negative.

  Asset-Backed Securities Risk  Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held trust.  Asset-backed securities are subject to credit, interest rate, prepayment and extension risks.  These securities also are subject to risk of default of the underlying asset, particularly during periods of economic downturn.
  Interest Rate Risk  Debt securities held by the Fund may decline in value due to rising interest rates.
  Credit Risk   The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Income Risk  Falling interest rates may cause the Fund’s income to decline.
  Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Extension Risk  If interest rates rise, debt securities may be paid in full more slowly than anticipated.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.
  Call Risk  If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date.  The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
  Repurchase Agreements and Purchase and Sale Contracts Risk  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.
  U.S. Government Obligations Risk  Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United states.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to July 1, 2011, the Fund was subadvised by BlackRock Institutional Management Corporation.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2007)	1.20%
Lowest (Q4, 2011)	0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The seven-day yield for the period ended December 31, 2011 was 0.00%. For the Fund’s current 7-day yield, telephone 877-833-7113 toll-free.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The seven-day yield for the period ended December 31, 2011.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	877-833-7113
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
AZL Money Market Fund | AZL Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
2002	rr_AnnualReturn2002	0.84%
2003	rr_AnnualReturn2003	0.34%
2004	rr_AnnualReturn2004	0.67%
2005	rr_AnnualReturn2005	2.57%
2006	rr_AnnualReturn2006	4.43%
2007	rr_AnnualReturn2007	4.79%
2008	rr_AnnualReturn2008	2.44%
2009	rr_AnnualReturn2009	0.22%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	none
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	1.48%
Ten Years Ended December 31, 2011	rr_AverageAnnualReturnYear10	1.62%
Three-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) | AZL Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	0.05%
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	1.21%
Ten Years Ended December 31, 2011	rr_AverageAnnualReturnYear10	1.78%

AZL Morgan Stanley Global Real Estate Fund
Fund Summaries AZL® Morgan Stanley Global Real Estate Fund
Investment Objective
The Fund seeks to provide income and capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Morgan Stanley Global Real Estate Fund
Management Fee		0.90%
Distribution (12b-1) Fees		0.25%
Recoupment	[1]	0.05%
Other Operating Expenses		0.15%
Total Annual Fund Operating Expenses		1.35%
[1]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 1.35% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by the Manager.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Morgan Stanley Global Real Estate Fund	137	428	739	1,624

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The subadviser seeks a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (REOCs), real estate investment trusts (REITs) and similar entities established outside the United States (foreign real estate companies). The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The subadviser’s approach emphasizes a bottom-up stock selection with a top-down global allocation.

The subadviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The Subadviser’s proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the subadviser’s perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given region, sector and/or country. The subadviser generally considers selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the universe.

Under normal circumstances, at least 80% of the Fund’s assets, plus any borrowings for investment purposes, will be invested in equity securities of companies in the real estate industry, including REOCs, REITs, and foreign real estate companies.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.
Principal Investment Risks
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Real Estate Investments Risk The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), REOCs, and foreign real estate companies, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Currency Risk Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Convertible Securities Risk The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year , five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	38.85%
Lowest (Q4, 2008)	-30.62%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011
			Since Inception	Inception Date
AZL Morgan Stanley Global Real Estate Fund	(9.94%)	(5.47%)	(1.49%)	May 1, 2006
FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees, expenses, or taxes) AZL Morgan Stanley Global Real Estate Fund	(5.82%)	(5.28%)	(0.71%)	May 1, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Morgan Stanley Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Morgan Stanley Global Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The subadviser seeks a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (REOCs), real estate investment trusts (REITs) and similar entities established outside the United States (foreign real estate companies). The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The subadviser’s approach emphasizes a bottom-up stock selection with a top-down global allocation.

The subadviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The Subadviser’s proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the subadviser’s perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given region, sector and/or country. The subadviser generally considers selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the universe.

Under normal circumstances, at least 80% of the Fund’s assets, plus any borrowings for investment purposes, will be invested in equity securities of companies in the real estate industry, including REOCs, REITs, and foreign real estate companies.

		A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Real Estate Investments Risk The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), REOCs, and foreign real estate companies, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Currency Risk Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Convertible Securities Risk The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year , five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year , five years, and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	38.85%
Lowest (Q4, 2008)	-30.62%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Morgan Stanley Global Real Estate Fund | AZL Morgan Stanley Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Recoupment	rr_Component1OtherExpensesOverAssets	0.05% [1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
2007	rr_AnnualReturn2007	(8.68%)
2008	rr_AnnualReturn2008	(45.83%)
2009	rr_AnnualReturn2009	40.19%
2010	rr_AnnualReturn2010	20.86%
2011	rr_AnnualReturn2011	(9.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.62%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(9.94%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(5.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees, expenses, or taxes) | AZL Morgan Stanley Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(5.82%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	(5.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006

[1]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 1.35% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by the Manager.

AZL Morgan Stanley Mid Cap Growth Fund
Fund Summaries AZL® Morgan Stanley Mid Cap Growth Fund
Investment Objective
The Fund seeks capital growth.
Fees and Expenses Annual Fund Operating Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL Morgan Stanley Mid Cap Growth Fund
Management Fee	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.14%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Morgan Stanley Mid Cap Growth Fund	116	362	628	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks and other equity securities of mid capitalization growth companies. The Fund considers mid capitalization companies to be those that, at the time of purchase, have market capitalizations within the range of the Russell Midcap Growth Index, which as of December 31, 2010, was between $752 million and $22.1 billion. The Fund may also invest in preferred stocks and securities convertible into common stocks or other equity securities.

The Fund seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Fund typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Fund generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Fund may utilize foreign forward currency exchange contracts, which are derivatives, in connection with its investments in foreign securities.

The Fund may invest up to 25% of its total assets in securities of foreign companies, including emerging market securities.

The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs). The Fund may also invest in privately-placed securities.
Principal Investment Risks
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Capitalization Risk  Investing in smaller companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Currency Risk   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	25.30%
Lowest (Q4, 2008)	-28.50%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011	Ten Years Ended December 31, 2011

AZL Morgan Stanley Mid Cap Growth Fund	(6.57%)	4.19%	6.40%
Russell MidCap Growth Index (reflects no deduction for fees and expenses) AZL Morgan Stanley Mid Cap Growth Fund	(1.65%)	2.44%	5.29%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Morgan Stanley Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Morgan Stanley Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Annual Fund Operating Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks and other equity securities of mid capitalization growth companies. The Fund considers mid capitalization companies to be those that, at the time of purchase, have market capitalizations within the range of the Russell Midcap Growth Index, which as of December 31, 2010, was between $752 million and $22.1 billion. The Fund may also invest in preferred stocks and securities convertible into common stocks or other equity securities.

The Fund seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Fund typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Fund generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Fund may utilize foreign forward currency exchange contracts, which are derivatives, in connection with its investments in foreign securities.

The Fund may invest up to 25% of its total assets in securities of foreign companies, including emerging market securities.

		The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs). The Fund may also invest in privately-placed securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Capitalization Risk  Investing in smaller companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Currency Risk   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	25.30%
Lowest (Q4, 2008)	-28.50%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Morgan Stanley Mid Cap Growth Fund | AZL Morgan Stanley Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,386
2002	rr_AnnualReturn2002	(24.25%)
2003	rr_AnnualReturn2003	28.43%
2004	rr_AnnualReturn2004	21.23%
2005	rr_AnnualReturn2005	17.54%
2006	rr_AnnualReturn2006	9.21%
2007	rr_AnnualReturn2007	22.19%
2008	rr_AnnualReturn2008	(48.52%)
2009	rr_AnnualReturn2009	57.66%
2010	rr_AnnualReturn2010	32.50%
2011	rr_AnnualReturn2011	(6.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.50%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(6.57%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	4.19%
Ten Years Ended December 31, 2011	rr_AverageAnnualReturnYear10	6.40%
Russell MidCap Growth Index (reflects no deduction for fees and expenses) | AZL Morgan Stanley Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(1.65%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	2.44%
Ten Years Ended December 31, 2011	rr_AverageAnnualReturnYear10	5.29%

AZL NFJ International Value Fund
Fund Summaries AZL® NFJ International Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL NFJ International Value Fund
Management Fee		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.09%
Total Annual Fund Operating Expenses		1.24%
[1]	Acquired Fund Fees and Expenses for the fiscal year ended December 31, 2011 were less than 0.01% and are included in "Other Expenses".

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL NFJ International Value Fund	126	393	681	1,500

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by investing normally at least 65% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in equity securities that the Fund’s subadviser expects will generate income by paying dividends. The Fund may invest up to 50% of its assets in emerging market securities. The Fund typically achieves its exposure to equity securities through investing in American Depositary Receipts (ADRs) and/or foreign ordinaries.

The Fund’s subadviser uses a value investing style focusing on equity securities of companies whose stocks the Fund’s portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund's initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (changes in stock price relative to changes in overall market prices), earnings estimate revisions (changes in analysts' earnings-per-share estimates), and fundamental changes. The portfolio managers also classify the Fund's selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund. The portfolio managers consider selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield, or other favorable qualitative metrics.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Focused Investment Risk  Investing in a relatively small number of issuers, industries, or regions involves added risk.  Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the Fund’s portfolio.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with the MSCI EAFE Index.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	14.41%
Lowest (Q3, 2011)	-19.45%

Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011
		Since Inception	Inception Date
AZL NFJ International Value Fund	(10.92%)	11.54%	May 1, 2009
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) AZL NFJ International Value Fund	(11.73%)	10.33%	May 1, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL NFJ International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® NFJ International Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing normally at least 65% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in equity securities that the Fund’s subadviser expects will generate income by paying dividends. The Fund may invest up to 50% of its assets in emerging market securities. The Fund typically achieves its exposure to equity securities through investing in American Depositary Receipts (ADRs) and/or foreign ordinaries.

		The Fund’s subadviser uses a value investing style focusing on equity securities of companies whose stocks the Fund’s portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund's initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (changes in stock price relative to changes in overall market prices), earnings estimate revisions (changes in analysts' earnings-per-share estimates), and fundamental changes. The portfolio managers also classify the Fund's selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund. The portfolio managers consider selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield, or other favorable qualitative metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Focused Investment Risk  Investing in a relatively small number of issuers, industries, or regions involves added risk.  Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the Fund’s portfolio.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with the MSCI EAFE Index.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with the MSCI EAFE Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	14.41%
Lowest (Q3, 2011)	-19.45%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL NFJ International Value Fund | AZL NFJ International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
2010	rr_AnnualReturn2010	9.67%
2011	rr_AnnualReturn2011	(10.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.45%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(10.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) | AZL NFJ International Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(11.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009

[1]	Acquired Fund Fees and Expenses for the fiscal year ended December 31, 2011 were less than 0.01% and are included in "Other Expenses".

AZL Oppenheimer Discovery Fund
RISK/RETURN SUMMARY AZL® Oppenheimer Discovery Fund
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Oppenheimer Discovery Fund
Management Fee		0.85%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.09%
Total Annual Fund Operating Expenses		1.19%
[1]	Acquired Fund Fees and Expenses for the fiscal year ended December 31, 2011 were less than 0.01% and are included in "Other Expenses".

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Oppenheimer Discovery Fund	121	378	654	1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund mainly invests in common stocks of U.S. companies that the subadviser believes have favorable growth prospects. The Fund emphasizes stocks of small−capitalization (or "small−cap") companies, which generally will have a market capitalization of less than $3 billion when the Fund buys them. The Fund's target capitalization range may change over time. These stocks may be traded on stock exchanges or over−the−counter.

The subadviser looks for companies with high growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development, as well as its position in its industry. The subadviser also evaluates research on particular industries, market trends and general economic conditions.

The subadviser currently seeks companies with proven management records that are able to handle rapid growth, companies with innovative products or services, and companies that have above average growth profiles and have what the subadviser believes are sustainable growth rates. These criteria can vary.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of U.S. companies with small market capitalizations. Small capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of the market capitalizations of companies included in the Russell 2000 Growth Index.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to February 25, 2012, the Fund was subadvised by Turner Investment Partners, Inc., and named AZL Turner Quantitative Small Cap Growth Fund.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q2, 2009) 20.27% Lowest (Q4, 2008) -26.57%
Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2010	Five Years Ended December 31, 2010
			Since Inception	Inception Date
AZL Oppenheimer Discovery Fund	(5.39%)	(0.76%)	2.81%	Apr 29, 2005
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes) AZL Oppenheimer Discovery Fund	(2.91%)	2.09%	6.27%	Apr 29, 2005

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Oppenheimer Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY AZL® Oppenheimer Discovery Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	145.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund mainly invests in common stocks of U.S. companies that the subadviser believes have favorable growth prospects. The Fund emphasizes stocks of small−capitalization (or "small−cap") companies, which generally will have a market capitalization of less than $3 billion when the Fund buys them. The Fund's target capitalization range may change over time. These stocks may be traded on stock exchanges or over−the−counter.

The subadviser looks for companies with high growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development, as well as its position in its industry. The subadviser also evaluates research on particular industries, market trends and general economic conditions.

The subadviser currently seeks companies with proven management records that are able to handle rapid growth, companies with innovative products or services, and companies that have above average growth profiles and have what the subadviser believes are sustainable growth rates. These criteria can vary.

		Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of U.S. companies with small market capitalizations. Small capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of the market capitalizations of companies included in the Russell 2000 Growth Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to February 25, 2012, the Fund was subadvised by Turner Investment Partners, Inc., and named AZL Turner Quantitative Small Cap Growth Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q2, 2009) 20.27% Lowest (Q4, 2008) -26.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Oppenheimer Discovery Fund | AZL Oppenheimer Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
2006	rr_AnnualReturn2006	11.31%
2007	rr_AnnualReturn2007	6.07%
2008	rr_AnnualReturn2008	(43.35%)
2009	rr_AnnualReturn2009	31.40%
2010	rr_AnnualReturn2010	28.83%
2011	rr_AnnualReturn2011	(5.39%)
One Year Ended December 31, 2010	rr_AverageAnnualReturnYear01	(5.39%)
Five Years Ended December 31, 2010	rr_AverageAnnualReturnYear05	(0.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes) | AZL Oppenheimer Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2010	rr_AverageAnnualReturnYear01	(2.91%)
Five Years Ended December 31, 2010	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005

[1]	Acquired Fund Fees and Expenses for the fiscal year ended December 31, 2011 were less than 0.01% and are included in "Other Expenses".

AZL Russell 1000 Growth Index Fund
Fund Summaries AZL® Russell 1000 Growth Index Fund
Investment Objective
The Fund seeks to match the total return of the Russell 1000 Growth Index.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Russell 1000 Growth Index Fund
Management Fee		0.44%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.13%
Total Annual Fund Operating Expenses		0.82%
[1]	Acquired Fund Fees and Expenses for the fiscal year ended December 31, 2011 were less than 0.01% and are included in "Other Expenses".

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Russell 1000 Growth Index Fund	84	262	455	1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund normally invests in all stocks in the Russell 1000® Growth Index (the “Index”) in proportion to their weighting in the Index. The subadviser attempts to have a correlation between the Fund’s performance and that of the Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the Index were perfectly correlated.

The Index is an unmanaged index composed of companies on the Russell 1000® Index which exhibit higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is itself composed of approximately 1,000 of the largest securities on the Russell 3000® Index, based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

In seeking to match the performance of the Index, the subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Growth Stocks Risk Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Index Fund Risk The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Derivatives Risk Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q4, 2011) 10.34% Lowest (Q3, 2011) -13.18%
Average Annual Total Returns	One Year Ended December 31, 2011
		Since Inception	Inception Date
AZL Russell 1000 Growth Index Fund	1.92%	6.78%	Apr 30, 2010
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes) AZL Russell 1000 Growth Index Fund	2.64%	7.73%	Apr 30, 2010

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Russell 1000 Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Russell 1000 Growth Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to match the total return of the Russell 1000 Growth Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2011
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests in all stocks in the Russell 1000® Growth Index (the “Index”) in proportion to their weighting in the Index. The subadviser attempts to have a correlation between the Fund’s performance and that of the Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the Index were perfectly correlated.

The Index is an unmanaged index composed of companies on the Russell 1000® Index which exhibit higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is itself composed of approximately 1,000 of the largest securities on the Russell 3000® Index, based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

In seeking to match the performance of the Index, the subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Growth Stocks Risk Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Index Fund Risk The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Derivatives Risk Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q4, 2011) 10.34% Lowest (Q3, 2011) -13.18%
AZL Russell 1000 Growth Index Fund | AZL Russell 1000 Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.44%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
2011	rr_AnnualReturn2011	1.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.18%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes) | AZL Russell 1000 Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	7.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010

[1]	Acquired Fund Fees and Expenses for the fiscal year ended December 31, 2011 were less than 0.01% and are included in "Other Expenses".

AZL Russell 1000 Value Index Fund
Fund Summaries AZL® Russell 1000 Value Index Fund
Investment Objective
The Fund seeks to match the total return of the Russell 1000 Value Index.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Russell 1000 Value Index Fund
Management Fee		0.44%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.10%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.80%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Russell 1000 Value Index Fund	82	255	444	990

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund normally invests in all stocks in the Russell 1000® Value Index (the “Index”) in proportion to their weighting in the Index. The subadviser attempts to have a correlation between the Fund’s performance and that of the Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the Index were perfectly correlated.

The Index is an unmanaged index composed of companies on the Russell 1000® Index which exhibit lower price-to-book ratios and lower expected growth values. The Russell 1000® Index is itself composed of approximately 1,000 of the largest securities on the Russell 3000® Index, based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

In seeking to match the performance of the Index, the subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Value Stocks Risk Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Index Fund Risk The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Derivatives Risk Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q4, 2011) 12.85% Lowest (Q3, 2011) -16.24%
Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011
		Since Inception	Inception Date
AZL Russell 1000 Value Index Fund	(0.25%)	2.75%	Apr 30, 2010
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes) AZL Russell 1000 Value Index Fund	0.39%	3.47%	Apr 30, 2010

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Russell 1000 Value Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Russell 1000 Value Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to match the total return of the Russell 1000 Value Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests in all stocks in the Russell 1000® Value Index (the “Index”) in proportion to their weighting in the Index. The subadviser attempts to have a correlation between the Fund’s performance and that of the Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the Index were perfectly correlated.

The Index is an unmanaged index composed of companies on the Russell 1000® Index which exhibit lower price-to-book ratios and lower expected growth values. The Russell 1000® Index is itself composed of approximately 1,000 of the largest securities on the Russell 3000® Index, based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

In seeking to match the performance of the Index, the subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Value Stocks Risk Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Index Fund Risk The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Derivatives Risk Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q4, 2011) 12.85% Lowest (Q3, 2011) -16.24%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Russell 1000 Value Index Fund | AZL Russell 1000 Value Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.44%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
2011	rr_AnnualReturn2011	(0.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.24%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes) | AZL Russell 1000 Value Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	0.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

AZL S&P 500 Index Fund
Fund Summaries AZL® S&P 500 Index Fund, Class 1 and Class 2
Investment Objective
The Fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500®).
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AZL S&P 500 Index Fund	Class 1	Class 2
Management Fee	0.17%	0.17%
Distribution (12b-1) Fees	none	0.25%
Other Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses	0.27%	0.52%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AZL S&P 500 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	28	87	152	343
Class 2	53	167	291	653

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The subadviser normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

The subadviser attempts to have a correlation between the Fund’s performance and that of the S&P 500® Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

The S&P 500®is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P® adjusts each company’s stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company’s total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones.

In seeking to match the performance of the index, the subadviser uses a passive management approach and generally purchases all of the stocks comprising the benchmark index. However, in certain circumstances the subadviser may find it advantageous to purchase a representative sample of the stocks comprising the index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Index Fund Risk  The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table (Class 2) Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	15.75%
Lowest (Q4, 2008)	-22.35%

Average Annual Total Returns
Average Annual Total Returns AZL S&P 500 Index Fund		One Year Ended December 31, 2011
			Since Inception	Inception Date
Class 1		1.88%	(2.12%)	May 14, 2007
Class 2		1.55%	(2.05%)	May 1, 2007
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.11%	(1.38%)	May 1, 2007
[1]	The since inception performance data for the S&P 500 Index is calculated from 5/1/2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® S&P 500 Index Fund, Class 1 and Class 2
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500®).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The subadviser normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

The subadviser attempts to have a correlation between the Fund’s performance and that of the S&P 500® Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

The S&P 500®is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P® adjusts each company’s stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company’s total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones.

		In seeking to match the performance of the index, the subadviser uses a passive management approach and generally purchases all of the stocks comprising the benchmark index. However, in certain circumstances the subadviser may find it advantageous to purchase a representative sample of the stocks comprising the index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Index Fund Risk  The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table (Class 2) Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	15.75%
Lowest (Q4, 2008)	-22.35%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL S&P 500 Index Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.17%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
1 Year	rr_ExpenseExampleYear01	28
3 Years	rr_ExpenseExampleYear03	87
5 Years	rr_ExpenseExampleYear05	152
10 Years	rr_ExpenseExampleYear10	343
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	1.88%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2007
AZL S&P 500 Index Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.17%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	291
10 Years	rr_ExpenseExampleYear10	653
2008	rr_AnnualReturn2008	(37.62%)
2009	rr_AnnualReturn2009	25.36%
2010	rr_AnnualReturn2010	14.57%
2011	rr_AnnualReturn2011	1.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.35%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	1.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | AZL S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	2.11%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.38%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007	[1]

[1]	The since inception performance data for the S&P 500 Index is calculated from 5/1/2007

AZL Schroder Emerging Markets Equity Fund
Fund Summaries AZL® Schroder Emerging Markets Equity Fund, Class 1 and Class 2
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AZL Schroder Emerging Markets Equity Fund		Class 1	Class 2
Management Fee		1.23%	1.23%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.22%	0.22%
Total Annual Fund Operating Expenses		1.45%	1.70%
Expense Reimbursement	[1]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses	[1]	1.40%	1.65%
[1]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.40% for Class 1 and 1.65% for Class 2 through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by the Manager within the next three fiscal years to the extent that recoupment will not cause the Fund's expenses to exceed the stated limit during the respective year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AZL Schroder Emerging Markets Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	143	454	787	1,731
Class 2	168	531	918	2,004

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies the Fund’s subadviser believes to be “emerging market” issuers. The Fund may use derivatives for purposes of complying with this policy. The Fund may invest the remainder of its assets in securities of issuers located anywhere in the world.

The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, warrants to purchase common and preferred stocks, and index-linked warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts, Global Depository Receipts, European Depository Receipts or other similar securities representing ownership of foreign securities. The Fund may also invest in securities of closed-end investment companies and exchange-traded funds (“ETFs”), including securities of emerging market issuers. An investment in a domestic closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of emerging market issuers, and has “emerging market” or the equivalent in its name, or foreign funds with similar investment policies, will be treated as an investment in equity securities of emerging market issuers for purposes of determining if the Fund has invested at least 80% of its net assets in such securities.

The Fund invests in equity securities of issuers domiciled or doing business in “emerging market” countries in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund’s subadviser currently considers “emerging market” issuers to be issuers domiciled in or deriving a substantial portion of their revenues from countries not included at the time of investment in the MSCI World Index. Countries currently in this Index include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong SAR, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. At times, the Fund’s subadviser may determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund’s investments. The Fund’s subadviser has determined that Chinese companies listed in Hong Kong will be considered emerging market issuers for this purpose. There is no limit on the amount of the Fund’s assets that may be invested in securities of issuers domiciled in any one emerging market country, although the Fund will typically seek to allocate its investments among a number of different emerging market countries.

The Fund invests in issuers and countries that its subadviser believes offer the potential for capital growth. In identifying investments for the Fund, the Fund’s subadviser considers a variety of factors, including the issuer’s likelihood of above average earnings growth, the securities’ attractive relative valuation, and whether the issuer enjoys proprietary advantages. The Fund may invest in securities of companies of any size, including companies with large, medium, and small market capitalizations, including micro-cap companies. The Fund may also purchase securities issued in initial public offerings. In addition, the Fund’s subadviser considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when the Fund’s subadviser believes they are fully priced or to take advantage of other investments the Fund’s subadviser considers more attractive.

The Fund may purchase or sell structured notes, or enter into swap transactions, for hedging or as an alternative to purchasing or selling securities. The Fund’s subadviser may hedge some of the Fund’s foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so. The Fund may also purchase or sell futures on indices, including country specific or overall emerging market indices. The Fund may use derivatives to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Country/Regional Risk   Political events, financial troubles, or natural disasters may have an adverse affect on the securities markets of a country or region.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Convertible Securities Risk   The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  ETF and Investment Company Risk  Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.
  Initial Public Offerings Risk  Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized.  The trading market for these securities may be limited.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table (Class 2) Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	31.94%
Lowest (Q3, 2008)	-27.35%

Average Annual Total Returns
Average Annual Total Returns AZL Schroder Emerging Markets Equity Fund	One Year Ended December 31, 2011		Five Years Ended December 31, 2011
					Since Inception		Inception Date
Class 1	(17.09%)				(1.66%)		May 6, 2007
Class 2	(17.27%)		0.03%		1.01%		May 1, 2006
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	(18.17%)	[1]	2.70%	[1]	4.11%	[1]	May 1, 2006
[1]	The since inception performance data for the MSCI Emerging Markets Index is calculated from 5/1/2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Schroder Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Schroder Emerging Markets Equity Fund, Class 1 and Class 2
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies the Fund’s subadviser believes to be “emerging market” issuers. The Fund may use derivatives for purposes of complying with this policy. The Fund may invest the remainder of its assets in securities of issuers located anywhere in the world.

The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, warrants to purchase common and preferred stocks, and index-linked warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts, Global Depository Receipts, European Depository Receipts or other similar securities representing ownership of foreign securities. The Fund may also invest in securities of closed-end investment companies and exchange-traded funds (“ETFs”), including securities of emerging market issuers. An investment in a domestic closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of emerging market issuers, and has “emerging market” or the equivalent in its name, or foreign funds with similar investment policies, will be treated as an investment in equity securities of emerging market issuers for purposes of determining if the Fund has invested at least 80% of its net assets in such securities.

The Fund invests in equity securities of issuers domiciled or doing business in “emerging market” countries in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund’s subadviser currently considers “emerging market” issuers to be issuers domiciled in or deriving a substantial portion of their revenues from countries not included at the time of investment in the MSCI World Index. Countries currently in this Index include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong SAR, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. At times, the Fund’s subadviser may determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund’s investments. The Fund’s subadviser has determined that Chinese companies listed in Hong Kong will be considered emerging market issuers for this purpose. There is no limit on the amount of the Fund’s assets that may be invested in securities of issuers domiciled in any one emerging market country, although the Fund will typically seek to allocate its investments among a number of different emerging market countries.

The Fund invests in issuers and countries that its subadviser believes offer the potential for capital growth. In identifying investments for the Fund, the Fund’s subadviser considers a variety of factors, including the issuer’s likelihood of above average earnings growth, the securities’ attractive relative valuation, and whether the issuer enjoys proprietary advantages. The Fund may invest in securities of companies of any size, including companies with large, medium, and small market capitalizations, including micro-cap companies. The Fund may also purchase securities issued in initial public offerings. In addition, the Fund’s subadviser considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when the Fund’s subadviser believes they are fully priced or to take advantage of other investments the Fund’s subadviser considers more attractive.

		The Fund may purchase or sell structured notes, or enter into swap transactions, for hedging or as an alternative to purchasing or selling securities. The Fund’s subadviser may hedge some of the Fund’s foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so. The Fund may also purchase or sell futures on indices, including country specific or overall emerging market indices. The Fund may use derivatives to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Country/Regional Risk   Political events, financial troubles, or natural disasters may have an adverse affect on the securities markets of a country or region.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Convertible Securities Risk   The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  ETF and Investment Company Risk  Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.
  Liquidity Risk  An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.
  Initial Public Offerings Risk  Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized.  The trading market for these securities may be limited.
  Portfolio Turnover  The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table (Class 2) Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	31.94%
Lowest (Q3, 2008)	-27.35%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Schroder Emerging Markets Equity Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%	[1]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	454
5 Years	rr_ExpenseExampleYear05	787
10 Years	rr_ExpenseExampleYear10	1,731
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(17.09%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(1.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2007
AZL Schroder Emerging Markets Equity Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%	[1]
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	531
5 Years	rr_ExpenseExampleYear05	918
10 Years	rr_ExpenseExampleYear10	2,004
2007	rr_AnnualReturn2007	30.32%
2008	rr_AnnualReturn2008	(51.89%)
2009	rr_AnnualReturn2009	71.78%
2010	rr_AnnualReturn2010	12.40%
2011	rr_AnnualReturn2011	(17.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.35%)
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(17.27%)
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) | AZL Schroder Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2011	rr_AverageAnnualReturnYear01	(18.17%)	[2]
Five Years Ended December 31, 2011	rr_AverageAnnualReturnYear05	2.70%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006

[1]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.40% for Class 1 and 1.65% for Class 2 through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by the Manager within the next three fiscal years to the extent that recoupment will not cause the Fund's expenses to exceed the stated limit during the respective year.
[2]	The since inception performance data for the MSCI Emerging Markets Index is calculated from 5/1/2006

AZL Small Cap Stock Index Fund
Fund Summaries AZL® Small Cap Stock Index Fund
Investment Objective
The Fund seeks to match the performance of the Standard & Poor’s (S&P) SmallCap 600 Index®.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Small Cap Stock Index Fund
Management Fee		0.26%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.12%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		0.65%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Small Cap Stock Index Fund	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The subadviser normally invests in all of the stocks in the S&P SmallCap 600® Index in proportion to their weighting in the index.

The subadviser attempts to have a correlation between the Fund’s performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

The S&P SmallCap 600® Index is an unmanaged index composed of 600 domestic stocks with market capitalizations ranging between approximately $300 million and $2.0 billion, depending on index composition. S&P® adjusts each company’s stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones.

In seeking to match the performance of the index, the subadviser uses a passive management approach and generally purchases all of the stocks comprising the benchmark index. However, in certain circumstances the subadviser may find it advantageous to purchase a representative sample of the stocks comprising the index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities .

Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Index Fund Risk The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Derivatives Risk Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	20.83%
Lowest (Q4, 2008)	-25.21%

Average Annual Total Returns
Average Annual Total Returns - AZL Small Cap Stock Index Fund	One Year Ended December 31, 2011
		Since Inception	Inception Date
AZL Small Cap Stock Index Fund	0.29%	0.46%	May 1, 2007
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) AZL Small Cap Stock Index Fund	1.02%	0.82%	May 1, 2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
AZL Small Cap Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries AZL® Small Cap Stock Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to match the performance of the Standard & Poor’s (S&P) SmallCap 600 Index®.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The subadviser normally invests in all of the stocks in the S&P SmallCap 600® Index in proportion to their weighting in the index.

The subadviser attempts to have a correlation between the Fund’s performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

The S&P SmallCap 600® Index is an unmanaged index composed of 600 domestic stocks with market capitalizations ranging between approximately $300 million and $2.0 billion, depending on index composition. S&P® adjusts each company’s stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones.

In seeking to match the performance of the index, the subadviser uses a passive management approach and generally purchases all of the stocks comprising the benchmark index. However, in certain circumstances the subadviser may find it advantageous to purchase a representative sample of the stocks comprising the index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities .

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

  Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Index Fund Risk The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.
  Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Derivatives Risk Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	20.83%
Lowest (Q4, 2008)	-25.21%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AZL Small Cap Stock Index Fund | AZL Small Cap Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.26%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	810
2008	rr_AnnualReturn2008	(30.94%)
2009	rr_AnnualReturn2009	24.84%
2010	rr_AnnualReturn2010	25.49%
2011	rr_AnnualReturn2011	0.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.21%)
1 Year	rr_AverageAnnualReturnYear01	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	0.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) | AZL Small Cap Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.02%
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2012